UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07239

Name of Registrant:	Vanguard Horizon Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2020—March 31, 2021

Item 1: Reports to Shareholders

Semiannual Report | March 31, 2021

Vanguard Strategic Equity Fund

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	19

Liquidity Risk Management	21

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

● Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

● Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended March 31, 2021

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Strategic Equity Fund	9/30/2020	3/31/2021	Period
Based on Actual Fund Return	$1,000.00	$1,389.13	$1.01
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.08	0.86

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.17%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

2

Strategic Equity Fund

Fund Allocation

As of March 31, 2021

Communication Services	4.0%
Consumer Discretionary	13.5
Consumer Staples	2.9
Energy	3.4
Financials	14.3
Health Care	13.6
Industrials	14.8
Information Technology	17.4
Materials	5.6
Real Estate	7.5
Utilities	3.0

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Strategic Equity Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2021

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value●
		Shares	($000)
Common Stocks (99.3%)
Communication Services (4.0%)
*	Match Group Inc.	294,429	40,449
	News Corp. Class B	1,254,970	29,442
*	Take-Two Interactive Software Inc.	162,017	28,628
	Omnicom Group Inc.	354,916	26,317
	News Corp. Class A	928,577	23,614
	New York Times Co. Class A	443,880	22,469
*	Zillow Group Inc. Class A	135,982	17,865
*	Discovery Inc. Class C	477,791	17,626
*	Yelp Inc. Class A	433,011	16,887
*	Liberty Global plc Class C	502,130	12,824
*	Bandwidth Inc. Class A	85,016	10,775
*	Liberty Global plc Class A	389,423	9,993
*	Roku Inc.	24,002	7,819
*	Cargurus Inc.	316,637	7,545
*	MSG Networks Inc.	486,278	7,314
*	Playtika Holding Corp.	238,320	6,485
*	Pinterest Inc. Class A	72,971	5,402
	Sinclair Broadcast Group Inc. Class A	134,390	3,932
	TEGNA Inc.	143,781	2,707
*	EverQuote Inc. Class A	67,785	2,460
*	Vonage Holdings Corp.	170,798	2,019
*	ANGI Homeservices Inc. Class A	142,899	1,858
			304,430
Consumer Discretionary (13.4%)
	Best Buy Co. Inc.	526,005	60,391
	PulteGroup Inc.	949,315	49,782
	Rent-A-Center Inc.	855,846	49,348
	Polaris Inc.	322,417	43,043
	Brunswick Corp.	378,937	36,139
	H&R Block Inc.	1,646,810	35,900
	Darden Restaurants Inc.	224,307	31,852
*	Etsy Inc.	148,845	30,018
*	Adient plc	663,884	29,344
	Gentex Corp.	755,313	26,942
	Papa John’s International Inc.	303,019	26,860
*	Deckers Outdoor Corp.	73,930	24,428
*	Meritage Homes Corp.	258,620	23,772
*	AutoNation Inc.	254,305	23,706
	Newell Brands Inc.	845,312	22,637
	Tractor Supply Co.	113,982	20,184
	Service Corp. International	379,750	19,386
*	Bloomin’ Brands Inc.	701,996	18,989
*	Autoliv Inc.	197,928	18,368
*	Planet Fitness Inc. Class A	232,675	17,986
*	At Home Group Inc.	610,050	17,508
*	Wayfair Inc.	53,173	16,736
*	Signet Jewelers Ltd.	284,189	16,477
	Travel & Leisure Co.	260,159	15,911
*	Bed Bath & Beyond Inc.	542,248	15,807
*	Terminix Global Holdings Inc.	328,449	15,657
*	Penn National Gaming Inc.	148,169	15,534
*	Stamps.com Inc.	77,147	15,392
	Camping World Holdings Inc. Class A	413,404	15,040
	Qurate Retail Group Inc. QVC Group Class A	1,162,952	13,676
*	L Brands Inc.	201,341	12,455
	Tempur Sealy International Inc.	314,713	11,506
*	NVR Inc.	2,394	11,278
	Domino’s Pizza Inc.	29,109	10,706
*	Dine Brands Global Inc.	115,237	10,375
*	Tapestry Inc.	232,216	9,570
	Big Lots Inc.	132,127	9,024
	Wingstop Inc.	70,230	8,931
*	Tupperware Brands Corp.	326,824	8,631
	Kohl’s Corp.	137,566	8,200
	Whirlpool Corp.	35,676	7,861
*	Abercrombie & Fitch Co.	227,884	7,819
*,^	GameStop Corp. Class A	39,699	7,536
*	Grand Canyon Education Inc.	66,513	7,124
*	DraftKings Inc. Class A	113,340	6,951
*	LKQ Corp.	160,257	6,784
*	Red Rock Resorts Inc. Class A	206,175	6,719

4

Strategic Equity Fund
			Market
			Value●
		Shares	($000)
	Williams-Sonoma Inc.	37,132	6,654
*	Brinker International Inc.	88,880	6,316
	Jack in the Box Inc.	54,787	6,015
*	Peloton Interactive Inc. Class A	45,997	5,172
*	Skyline Champion Corp.	113,553	5,139
*	Groupon Inc. Class A	97,039	4,905
*	Boyd Gaming Corp.	82,147	4,843
*	WW International Inc.	133,568	4,178
	Group 1 Automotive Inc.	25,662	4,049
	Churchill Downs Inc.	17,500	3,980
	Cracker Barrel Old Country Store Inc.	22,934	3,965
*	frontdoor Inc.	68,409	3,677
*	Scientific Games Corp.	94,847	3,654
*	Sleep Number Corp.	25,074	3,598
	Aaron’s Co. Inc.	136,960	3,517
	Wyndham Hotels & Resorts Inc.	47,655	3,325
*	Sonos Inc.	85,621	3,208
*	Fossil Group Inc.	258,629	3,207
*	Century Communities Inc.	52,691	3,178
	Shutterstock Inc.	34,839	3,102
*	YETI Holdings Inc.	41,843	3,021
*	Carter’s Inc.	33,725	2,999
*	GoPro Inc. Class A	245,961	2,863
*	Overstock.com Inc.	42,811	2,837
*	Asbury Automotive Group Inc.	13,958	2,743
			1,018,428
Consumer Staples (2.9%)
	Campbell Soup Co.	834,944	41,973
	Conagra Brands Inc.	689,737	25,934
*	TreeHouse Foods Inc.	405,298	21,173
*	Herbalife Nutrition Ltd.	476,048	21,117
	Bunge Ltd.	228,679	18,127
	Ingles Markets Inc. Class A	204,811	12,627
	Casey’s General Stores Inc.	57,123	12,349
	Medifast Inc.	56,426	11,952
*	BJ’s Wholesale Club Holdings Inc.	227,546	10,208
	Edgewell Personal Care Co.	218,300	8,645
	J M Smucker Co.	63,876	8,082
*	USANA Health Sciences Inc.	50,963	4,974
*	Boston Beer Co. Inc. Class A	3,435	4,144
*	United Natural Foods Inc.	120,695	3,976
*	Hain Celestial Group Inc.	89,745	3,913
	Sanderson Farms Inc.	23,425	3,649
*	Sprouts Farmers Market Inc.	98,360	2,618
	Flowers Foods Inc.	103,174	2,456
			217,917
Energy (3.4%)
	Halliburton Co.	1,531,846	32,873
	Targa Resources Corp.	748,646	23,770
	APA Corp.	1,204,556	21,562
*	Renewable Energy Group Inc.	307,576	20,312
*	Southwestern Energy Co.	4,342,191	20,191
	Cimarex Energy Co.	328,969	19,538
*	NOV Inc.	1,301,412	17,855
	Devon Energy Corp.	777,354	16,985
	Plains GP Holdings LP Class A	1,562,567	14,688
	Pioneer Natural Resources Co.	88,658	14,081
	Texas Pacific Land Corp.	6,486	10,309
*	PDC Energy Inc.	191,347	6,582
	TechnipFMC plc	842,399	6,503
*	Cheniere Energy Inc.	89,016	6,410
	Occidental Petroleum Corp.	223,030	5,937
*	Range Resources Corp.	497,391	5,138
	Antero Midstream Corp.	528,450	4,772
*	Magnolia Oil & Gas Corp. Class A	413,331	4,745
*	Callon Petroleum Co.	83,028	3,201
*	Northern Oil and Gas Inc.	212,033	2,561
	Nabors Industries Ltd.	22,595	2,112
			260,125
Financials (14.2%)
	Fifth Third Bancorp	1,594,820	59,726
	Regions Financial Corp.	2,632,193	54,381
	Primerica Inc.	346,573	51,230
	LPL Financial Holdings Inc.	352,284	50,081
	First Horizon Corp.	2,954,250	49,956
	Walker & Dunlop Inc.	436,623	44,859
	Jefferies Financial Group Inc.	1,317,454	39,655
	Ally Financial Inc.	867,000	39,197
	Zions Bancorp NA	642,037	35,286
	First American Financial Corp.	586,074	33,201
	Hanover Insurance Group Inc.	211,624	27,397
	Unum Group	926,164	25,775
	Cullen/Frost Bankers Inc.	233,740	25,422
	Umpqua Holdings Corp.	1,334,441	23,420
	KeyCorp	1,136,303	22,703
	MGIC Investment Corp.	1,610,341	22,303

5

Strategic Equity Fund
			Market
			Value●
		Shares	($000)
	Assured Guaranty Ltd.	518,174	21,908
	Evercore Inc. Class A	152,847	20,136
	SLM Corp.	1,110,522	19,956
	Fidelity National Financial Inc.	482,766	19,629
*	Cannae Holdings Inc.	466,601	18,487
	Navient Corp.	1,252,359	17,921
	CNO Financial Group Inc.	709,770	17,240
	Prosperity Bancshares Inc.	220,982	16,549
	Virtu Financial Inc. Class A	528,878	16,422
*	NMI Holdings Inc. Class A	647,763	15,313
	Globe Life Inc.	157,157	15,186
	PROG Holdings Inc.	340,489	14,740
*	Brighthouse Financial Inc.	323,445	14,313
	Nasdaq Inc.	92,599	13,655
	Huntington Bancshares Inc.	831,096	13,065
	First Hawaiian Inc.	454,081	12,428
	Bank OZK	295,972	12,091
	Flagstar Bancorp Inc.	256,060	11,548
	Federal Agricultural Mortgage Corp. Class C	113,316	11,413
	Cboe Global Markets Inc.	109,172	10,774
	MarketAxess Holdings Inc.	21,301	10,606
	Stifel Financial Corp.	160,976	10,312
	Erie Indemnity Co. Class A	43,564	9,624
	New York Community Bancorp Inc.	754,374	9,520
	Universal Insurance Holdings Inc.	659,073	9,451
	Popular Inc.	134,035	9,425
	FactSet Research Systems Inc.	28,696	8,855
	Nelnet Inc. Class A	121,261	8,821
	International Bancshares Corp.	189,195	8,782
	FNB Corp.	675,910	8,584
	Synchrony Financial	206,283	8,388
	Kinsale Capital Group Inc.	50,260	8,283
	American Equity Investment Life Holding Co.	253,342	7,988
	East West Bancorp Inc.	107,625	7,943
	Brightsphere Investment Group Inc.	352,873	7,192
	Associated Banc-Corp	242,933	5,184
	PacWest Bancorp	116,503	4,445
	Santander Consumer USA Holdings Inc.	159,322	4,311
	Kemper Corp.	53,620	4,275
	Hartford Financial Services Group Inc.	55,650	3,717
*,^	Freedom Holding Corp./NV	40,654	2,169
	White Mountains Insurance Group Ltd.	1,880	2,096
*	Encore Capital Group Inc.	44,197	1,778
			1,079,115
Health Care (13.5%)
*	Charles River Laboratories
	International Inc.	198,422	57,509
*	Medpace Holdings Inc.	306,383	50,262
*	Tenet Healthcare Corp.	951,535	49,480
*	DaVita Inc.	393,122	42,367
	Cardinal Health Inc.	691,329	41,998
	Bruker Corp.	640,895	41,197
	Chemed Corp.	80,801	37,154
*	Mettler-Toledo International Inc.	29,467	34,055
*	Veeva Systems Inc. Class A	128,731	33,630
	Universal Health Services Inc. Class B	246,769	32,916
	West Pharmaceutical Services Inc.	109,106	30,744
*	Incyte Corp.	373,730	30,373
*	Laboratory Corp. of America Holdings	110,925	28,289
*	IQVIA Holdings Inc.	135,568	26,184
*	Hologic Inc.	341,690	25,415
	Dentsply Sirona Inc.	386,684	24,674
*	Henry Schein Inc.	333,813	23,113
*	United Therapeutics Corp.	131,359	21,972
*	Myriad Genetics Inc.	693,834	21,127
*	ImmunoGen Inc.	2,539,191	20,567
*	Novocure Ltd.	141,267	18,673
*	Emergent BioSolutions Inc.	163,368	15,178
*	Alkermes plc	763,311	14,259
*	Novavax Inc.	78,629	14,256
*	Corcept Therapeutics Inc.	574,863	13,676
*	Enanta Pharmaceuticals Inc.	274,611	13,544
*	Syneos Health Inc.	178,358	13,528
*	Pacific Biosciences of California Inc.	387,657	12,913
*	Haemonetics Corp.	107,851	11,972
*	Alnylam Pharmaceuticals Inc.	79,580	11,236
*	Quidel Corp.	85,917	10,991
*	Sarepta Therapeutics Inc.	140,571	10,477
*	MacroGenics Inc.	326,422	10,397
*	Avantor Inc.	346,552	10,026

6

Strategic Equity Fund
			Market
			Value●
		Shares	($000)
*	Bluebird Bio Inc.	321,546	9,695
*	CareDx Inc.	138,202	9,410
*	Acceleron Pharma Inc.	63,495	8,611
	Owens & Minor Inc.	217,415	8,173
	PerkinElmer Inc.	63,186	8,106
*	Endo International plc	974,466	7,221
*	Waters Corp.	24,962	7,093
*	BioMarin Pharmaceutical Inc.	89,114	6,729
*	Intercept Pharmaceuticals Inc.	289,621	6,684
	Cooper Cos. Inc.	16,834	6,466
*	Akebia Therapeutics Inc.	1,833,311	6,206
*	Catalent Inc.	57,236	6,027
*	Prestige Consumer Healthcare Inc.	130,786	5,765
*	Natera Inc.	56,313	5,718
	Bio-Techne Corp.	14,521	5,546
*	MEDNAX Inc.	201,885	5,142
*	Viatris Inc.	360,112	5,031
*	Puma Biotechnology Inc.	491,191	4,774
*	Exact Sciences Corp.	35,433	4,669
	Luminex Corp.	138,555	4,420
	Quest Diagnostics Inc.	31,881	4,092
*	Jazz Pharmaceuticals plc	22,494	3,697
*	Ionis Pharmaceuticals Inc.	81,687	3,673
*	Amedisys Inc.	13,648	3,614
*	Exelixis Inc.	153,930	3,477
*	Sangamo Therapeutics Inc.	247,844	3,105
*	Nevro Corp.	20,416	2,848
*	LHC Group Inc.	14,626	2,797
*	iRhythm Technologies Inc.	19,525	2,711
	Ensign Group Inc.	27,638	2,594
*	Castle Biosciences Inc.	31,955	2,188
*	Turning Point Therapeutics Inc.	20,356	1,925
*	Translate Bio Inc.	94,358	1,556
*,^	Co-Diagnostics Inc.	156,038	1,489
			1,025,404
Industrials (14.7%)
	Owens Corning	638,298	58,781
	Masco Corp.	920,449	55,135
	WW Grainger Inc.	136,785	54,841
	Expeditors International of Washington Inc.	507,572	54,660
	Booz Allen Hamilton Holding Corp. Class A	558,975	45,014
*	Generac Holdings Inc.	132,608	43,422
	Allison Transmission Holdings Inc.	973,773	39,759
*	Meritor Inc.	1,166,905	34,330
	Huntington Ingalls Industries Inc.	166,610	34,297

*	CACI International Inc. Class A	135,075	33,318
	AGCO Corp.	229,291	32,938
*	MasTec Inc.	345,939	32,414
	Robert Half International Inc.	365,107	28,504
*	Builders FirstSource Inc.	506,253	23,475
	Rush Enterprises Inc. Class A	466,018	23,222
	Wabash National Corp.	1,221,552	22,965
	ManTech International Corp. Class A	262,949	22,863
	Landstar System Inc.	135,972	22,444
	TransUnion	214,241	19,282
	Werner Enterprises Inc.	407,112	19,203
*	United Rentals Inc.	53,169	17,509
	Quanta Services Inc.	198,426	17,458
	UFP Industries Inc.	220,236	16,703
	Oshkosh Corp.	139,692	16,576
	JB Hunt Transport Services Inc.	97,255	16,346
*	Upwork Inc.	359,167	16,080
	Fortune Brands Home & Security Inc.	159,863	15,318
	ManpowerGroup Inc.	154,716	15,301
*	Atkore Inc.	209,672	15,075
	Herman Miller Inc.	361,617	14,881
	Dover Corp.	100,114	13,729
	Hubbell Inc. Class B	67,011	12,524
*	SkyWest Inc.	229,025	12,477
*	AeroVironment Inc.	107,289	12,452
	Old Dominion Freight Line Inc.	51,138	12,294
	Triton International Ltd.	219,758	12,085
	Tetra Tech Inc.	83,174	11,288
	Allegion plc	87,938	11,047
*	Beacon Roofing Supply Inc.	208,934	10,931
	Fastenal Co.	186,921	9,398
*	Aecom	142,934	9,164
	Acuity Brands Inc.	49,476	8,164
	Nielsen Holdings plc	324,232	8,154
*	Avis Budget Group Inc.	111,254	8,070
*	SiteOne Landscape Supply Inc.	45,752	7,812
	Ryder System Inc.	98,886	7,481
	GrafTech International Ltd.	567,373	6,939
*	Alaska Air Group Inc.	98,458	6,814
*	TrueBlue Inc.	307,669	6,775
	MSC Industrial Direct Co. Inc. Class A	73,700	6,647
	Watsco Inc.	24,885	6,489
	ADT Inc.	752,520	6,351

7

Strategic Equity Fund
			Market
			Value●
		Shares	($000)
*	Atlas Air Worldwide Holdings Inc.	101,372	6,127
	Ennis Inc.	238,646	5,095
	Pitney Bowes Inc.	554,896	4,572
	Carrier Global Corp.	108,021	4,561
*	Sensata Technologies Holding plc	73,923	4,284
*	Allegiant Travel Co. Class A	16,230	3,961
	EMCOR Group Inc.	31,766	3,563
*	Dycom Industries Inc.	37,125	3,447
*	Quad/Graphics Inc.	845,269	2,984
	Wabtec Corp.	35,452	2,806
	Boise Cascade Co.	42,891	2,566
	Donaldson Co. Inc.	38,308	2,228
	Timken Co.	26,550	2,155
			1,117,548
Information Technology (17.2%)
*	Cadence Design Systems Inc.	528,281	72,369
*	Fortinet Inc.	378,874	69,872
	Jabil Inc.	1,053,551	54,953
	CDW Corp.	315,924	52,364
*	Dropbox Inc. Class A	1,903,787	50,755
	Amkor Technology Inc.	2,048,241	48,564
*	Box Inc.	2,058,263	47,258
*	Synaptics Inc.	323,216	43,770
*	Manhattan Associates Inc.	369,650	43,390
	Avnet Inc.	950,076	39,438
*	Synopsys Inc.	153,752	38,097
*	Zebra Technologies Corp.	76,777	37,251
*	Teradata Corp.	959,098	36,964
	Seagate Technology plc	447,024	34,309
	Western Digital Corp.	468,723	31,287
*	EPAM Systems Inc.	77,615	30,789
*	Five9 Inc.	187,610	29,329
*	Flex Ltd.	1,578,995	28,911
*	Cirrus Logic Inc.	328,734	27,873
*	GoDaddy Inc. Class A	358,740	27,845
*	Unisys Corp.	1,026,982	26,106
	Monolithic Power Systems Inc.	73,109	25,823
*	Avaya Holdings Corp.	784,488	21,989
*	Advanced Micro Devices Inc.	261,094	20,496
*	Zendesk Inc.	153,215	20,319
*	Fair Isaac Corp.	39,005	18,958
*	CommScope Holding Co. Inc.	1,124,352	17,270
*	Trade Desk Inc. Class A	26,360	17,178
*	Domo Inc.	293,265	16,508
*	Workiva Inc. Class A	171,723	15,156

	CSG Systems International Inc.	329,294	14,782
*	Ultra Clean Holdings Inc.	254,656	14,780
*	Enphase Energy Inc.	84,641	13,725
	MAXIMUS Inc.	151,243	13,467
	MKS Instruments Inc.	69,945	12,969
*	Elastic NV	113,811	12,656
*	Proofpoint Inc.	97,616	12,279
*	DXC Technology Co.	388,604	12,148
	Citrix Systems Inc.	83,230	11,682
	SYNNEX Corp.	92,168	10,585
	Alliance Data Systems Corp.	84,430	9,464
*	SolarEdge Technologies Inc.	31,973	9,190
*	SMART Global Holdings Inc.	192,086	8,840
	Kulicke & Soffa Industries Inc.	170,077	8,353
*	First Solar Inc.	88,982	7,768
*	Alarm.com Holdings Inc.	80,310	6,937
	Brooks Automation Inc.	82,386	6,727
*	Arrow Electronics Inc.	60,137	6,664
*	MACOM Technology Solutions Holdings Inc.	111,598	6,475
*	Lattice Semiconductor Corp.	140,722	6,335
*	Mimecast Ltd.	150,702	6,060
*	Ciena Corp.	103,139	5,644
*	Verint Systems Inc.	116,939	5,320
*	Cohu Inc.	119,026	4,980
*	Tenable Holdings Inc.	136,055	4,923
*	SunPower Corp.	134,848	4,511
*	Digital Turbine Inc.	53,657	4,312
*	Cloudera Inc.	351,709	4,280
*	FireEye Inc.	192,059	3,759
*	Nutanix Inc.	139,315	3,700
*	Avalara Inc.	26,202	3,496
*	Plantronics Inc.	88,455	3,442
*	Calix Inc.	92,409	3,203
*	SPS Commerce Inc.	26,074	2,589
			1,311,236
Materials (5.6%)
	Louisiana-Pacific Corp.	965,826	53,565
	Avery Dennison Corp.	269,209	49,440
	Huntsman Corp.	1,272,941	36,699
	Reliance Steel & Aluminum Co.	238,919	36,385
	Sealed Air Corp.	620,873	28,448
	Nucor Corp.	306,421	24,596
	Ball Corp.	286,455	24,274
	Royal Gold Inc.	206,717	22,247
	Commercial Metals Co.	617,502	19,044

8

Strategic Equity Fund
			Market
			Value●
		Shares	($000)
*	Axalta Coating Systems Ltd.	542,843	16,057
	Element Solutions Inc.	865,659	15,833
*	Coeur Mining Inc.	1,580,432	14,271
	Greif Inc. Class A	227,245	12,953
	Avient Corp.	267,311	12,636
	Mosaic Co.	334,444	10,572
*	O-I Glass Inc.	609,421	8,983
	Celanese Corp. Class A	54,285	8,132
*	Alcoa Corp.	198,956	6,464
	Olin Corp.	165,647	6,290
	Sensient Technologies Corp.	64,019	4,994
	Domtar Corp.	100,946	3,730
*	TimkenSteel Corp.	312,549	3,672
	Cabot Corp.	62,127	3,258
			422,543
Real Estate (7.4%)
	Iron Mountain Inc.	1,219,445	45,132
	Sabra Health Care REIT Inc.	2,215,658	38,464
	Gaming and Leisure Properties Inc.	820,223	34,802
	MGM Growth Properties LLC Class A	1,029,498	33,582
	Mid-America Apartment Communities Inc.	224,565	32,418
*	Redfin Corp.	481,551	32,066
	Life Storage Inc.	358,421	30,806
	VICI Properties Inc.	988,132	27,905
	Brixmor Property Group Inc.	1,135,720	22,976
	VEREIT Inc.	587,852	22,703
	Lexington Realty Trust	1,855,303	20,612
	Spirit Realty Capital Inc.	446,202	18,964
	Omega Healthcare Investors Inc.	496,567	18,189
	American Homes 4 Rent Class A	523,851	17,465
	Invitation Homes Inc.	517,107	16,542
	Brandywine Realty Trust	1,278,843	16,510
	National Health Investors Inc.	216,161	15,624
*	Xenia Hotels & Resorts Inc.	800,179	15,604

	Lamar Advertising Co. Class A	163,825	15,386
*	Outfront Media Inc.	498,118	10,874
^	Tanger Factory Outlet Centers Inc.	707,349	10,702
	Uniti Group Inc.	901,174	9,940
	SL Green Realty Corp.	114,760	8,032
	Regency Centers Corp.	123,027	6,977
^	GEO Group Inc.	865,976	6,720
	Universal Health Realty Income Trust	92,253	6,253
	Diversified Healthcare Trust	1,238,709	5,921
	Piedmont Office Realty Trust Inc. Class A	311,604	5,413
	Healthcare Trust of America Inc. Class A	147,583	4,070
	PotlatchDeltic Corp.	71,205	3,768
	Duke Realty Corp.	84,717	3,552
	Healthcare Realty Trust Inc.	102,134	3,097
^	Macerich Co.	154,254	1,805
			562,874
Utilities (3.0%)
	AES Corp.	2,166,745	58,090
	Vistra Corp.	1,999,569	35,352
	CenterPoint Energy Inc.	850,776	19,270
	CMS Energy Corp.	296,524	18,153
	NRG Energy Inc.	436,543	16,471
	OGE Energy Corp.	498,980	16,147
	Pinnacle West Capital Corp.	163,044	13,264
	NextEra Energy Partners LP	140,254	10,222
	Entergy Corp.	95,111	9,461
	Evergy Inc.	153,072	9,112
	UGI Corp.	188,359	7,725
	Hawaiian Electric Industries Inc.	156,894	6,971
	National Fuel Gas Co.	110,551	5,526
	American States Water Co.	39,964	3,022
			228,786

Total Common Stocks
(Cost $5,311,743)			7,548,406

9

Strategic Equity Fund

			Market
			Value●
		Shares	($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[1,2]	Vanguard Market Liquidity Fund, 0.081%	617,705	61,770

		Face
		Amount
		($000)

U.S. Government and Agency Obligations (0.0%)

United States Treasury Bill, 0.020%, 8/26/21	3,500	3,500
Total Temporary Cash Investments
(Cost $65,261)		65,270
Total Investments (100.1%)
(Cost $5,377,004)		7,613,676
Other Assets and Liabilities—Net (-0.1%)		(10,253)
Net Assets (100%)		7,603,423

Cost is in $000.

●	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,152,000.

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2	Collateral of $13,614,000 was received for securities on loan. REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	107	21,226	167
E-mini Russell 2000 Index	June 2021	191	21,225	(495)
E-mini S&P Mid-Cap 400 Index	June 2021	49	12,766	(352)
				(680)

See accompanying Notes, which are an integral part of the Financial Statements.

10

Strategic Equity Fund

Statement of Assets and Liabilities

As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,315,243)	7,551,906
Affiliated Issuers (Cost $61,761)	61,770
Total Investments in Securities	7,613,676
Investment in Vanguard	274
Cash	10
Cash Collateral Pledged—Futures Contracts	3,716
Receivables for Investment Securities Sold	41,996
Receivables for Accrued Income	7,617
Receivables for Capital Shares Issued	3,199
Variation Margin Receivable—Futures Contracts	469
Total Assets	7,670,957
Liabilities
Payables for Investment Securities Purchased	3
Collateral for Securities on Loan	13,614
Payables for Capital Shares Redeemed	53,635
Payables to Vanguard	282
Total Liabilities	67,534
Net Assets	7,603,423
At March 31, 2021, net assets consisted of:

Paid-in Capital	4,779,107
Total Distributable Earnings (Loss)	2,824,316
Net Assets	7,603,423

Net Assets
Applicable to 183,810,161 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,603,423
Net Asset Value Per Share	$41.37

See accompanying Notes, which are an integral part of the Financial Statements.

11

Strategic Equity Fund

Statement of Operations

Six Months Ended March 31, 2021
($000)
Investment Income
Income
Dividends	43,404
Interest[1]	18
Securities Lending—Net	1,496
Total Income	44,918
Expenses
The Vanguard Group—Note B
Investment Advisory Services	778
Management and Administrative	4,740
Marketing and Distribution	247
Custodian Fees	19
Shareholders’ Reports	10
Trustees’ Fees and Expenses	1
Total Expenses	5,795
Net Investment Income	39,123
Realized Net Gain (Loss)
Investment Securities Sold[1]	598,756
Futures Contracts	10,071
Realized Net Gain (Loss)	608,827
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,543,305
Futures Contracts	(307)
Change in Unrealized Appreciation (Depreciation)	1,542,998
Net Increase (Decrease) in Net Assets Resulting from Operations	2,190,948
1

Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $16,000, $6,000, and ($6,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Strategic Equity Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	39,123	96,847
Realized Net Gain (Loss)	608,827	20,999
Change in Unrealized Appreciation (Depreciation)	1,542,998	(281,308)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,190,948	(163,462)
Distributions
Total Distributions	(118,963)	(213,745)
Capital Share Transactions
Issued	408,949	570,926
Issued in Lieu of Cash Distributions	110,108	199,995
Redeemed	(823,916)	(1,655,893)
Net Increase (Decrease) from Capital Share Transactions	(304,859)	(884,972)
Total Increase (Decrease)	1,767,126	(1,262,179)
Net Assets
Beginning of Period	5,836,297	7,098,476
End of Period	7,603,423	5,836,297

See accompanying Notes, which are an integral part of the Financial Statements.

13

Strategic Equity Fund

Financial Highlights

Six Months
	Ended			Year Ended September 30,
For a Share Outstanding	March 31,
Throughout Each Period	2021	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$30.31	$31.87	$37.21	$34.89	$30.41	$30.82
Investment Operations
Net Investment Income	.209[1]	.459[1]	.449[1]	.392[1]	.504[1]	.624
Net Realized and Unrealized Gain (Loss) on Investments	11.493	(1.041)	(2.980)	4.781	4.988	2.440
Total from Investment Operations	11.702	(.582)	(2.531)	5.173	5.492	3.064
Distributions
Dividends from Net Investment Income	(.479)	(.444)	(.395)	(.460)	(.509)	(.507)
Distributions from Realized Capital Gains	(.163)	(.534)	(2.414)	(2.393)	(.503)	(2.967)
Total Distributions	(.642)	(.978)	(2.809)	(2.853)	(1.012)	(3.474)
Net Asset Value, End of Period	$41.37	$30.31	$31.87	$37.21	$34.89	$30.41
Total Return[2]	38.91%	-2.09%	-5.63%	15.63%	18.28%	10.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,603	$5,836	$7,098	$7,946	$7,051	$6,046
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	1.23%	1.53%	1.42%	1.10%	1.53%	2.09%
Portfolio Turnover Rate	26%	61%	60%	82%	81%	74%

The expense ratio and net investment income ratio for the current period have been annualized.

1 Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Strategic Equity Fund

Notes to Financial Statements

Vanguard Strategic Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally

15

Strategic Equity Fund

three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

16

Strategic Equity Fund

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2021, the fund had contributed to Vanguard capital in the amount of $274,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

17

Strategic Equity Fund

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2021, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	7,548,406	—	—	7,548,406
Temporary Cash Investments	61,770	3,500	—	65,270
Total	7,610,176	3,500	—	7,613,676
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	680	—	—	680
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

D. As of March 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	5,377,004
Gross Unrealized Appreciation	2,422,039
Gross Unrealized Depreciation	(186,047)
Net Unrealized Appreciation (Depreciation)	2,235,992

E. During the six months ended March 31, 2021, the fund purchased $1,695,603,000 of investment securities and sold $2,083,903,000 of investment securities, other than temporary cash investments.

F.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	Shares	Shares
	(000)	(000)
Issued	10,808	20,190
Issued in Lieu of Cash Distributions	3,045	6,031
Redeemed	(22,601)	(56,402)
Net Increase (Decrease) in Shares Outstanding	(8,748)	(30,181)

G. Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.

18

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Strategic Equity Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

19

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

20

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Horizon Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Strategic Equity Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

21

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2021 The Vanguard Group,
Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q1142 052021

Semiannual Report | March 31, 2021

Vanguard Capital Opportunity Fund

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	16

Liquidity Risk Management	18

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended March 31, 2021

Capital Opportunity Fund	Beginning Account Value 9/30/2020	Ending Account Value 3/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,272.33	$2.44
Admiral™ Shares	1,000.00	1,272.69	2.04
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.79	$2.17
Admiral Shares	1,000.00	1,023.14	1.82

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.43% for Investor Shares and 0.36% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

2

Capital Opportunity Fund

Fund Allocation

As of March 31, 2021

Communication Services	5.5%
Consumer Discretionary	12.1
Energy	1.9
Financials	7.9
Health Care	28.3
Industrials	14.2
Information Technology	29.9
Materials	0.1
Real Estate	0.1

The table reflects the fund’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard ("GICS"), except for the "Other" category (if applicable), which includes securities that have not been provided a GICS classification as of the effec-tive reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Capital Opportunity Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2021

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value●
		Shares	($000)
Common Stocks (98.0%)
Communication Services (5.4%)
*	Baidu Inc. ADR	1,516,210	329,851
*	Alphabet Inc. Class A	157,150	324,125
*	Alphabet Inc. Class C	135,000	279,265
*	Facebook Inc. Class A	224,000	65,975
	Electronic Arts Inc.	402,100	54,432
*	Take-Two Interactive Software Inc.	100,920	17,833
*	Live Nation Entertainment Inc.	153,850	13,023
*	ZoomInfo Technologies Inc. Class A	214,700	10,499
*	Walt Disney Co.	48,757	8,997
*	Pinterest Inc. Class A	16,250	1,203
*	Snap Inc.	22,500	1,176
*	Madison Square Garden Sport Corp. Class A	3,100	556
*	Madison Square Garden Entertainment Corp. Class A	3,100	254
			1,107,189
Consumer Discretionary (11.8%)
*	Alibaba Group Holding Ltd. ADR	2,080,000	471,598
*	Tesla Inc.	619,130	413,536
*	CarMax Inc.	2,267,297	300,780
*	Amazon.com Inc.	73,200	226,487
	TJX Cos. Inc.	3,010,800	199,164
	Sony Corp. ADR	1,498,550	158,861
*,^	XPeng Inc. ADR	2,840,500	103,707
*	Entain plc	4,634,192	96,914
*	Capri Holdings Ltd.	1,550,000	79,050
*	Royal Caribbean Cruises Ltd.	851,200	72,871
*	Carnival Corp.	2,586,045	68,634
	Ross Stores Inc.	352,500	42,268
	eBay Inc.	610,300	37,375
*	Burlington Stores Inc.	80,850	24,158
*,^	DoorDash Inc. Class A	167,500	21,964
*	Marriott International Inc. Class A	131,300	19,447
*	Las Vegas Sands Corp.	291,900	17,736
*	Norwegian Cruise Line Holdings Ltd.	611,525	16,872
	Newell Brands Inc.	600,000	16,068
*	Hilton Worldwide Holdings Inc.	76,333	9,230
*	Ulta Beauty Inc.	23,000	7,111
	Restaurant Brands International Inc.	88,500	5,752
	Whirlpool Corp.	22,700	5,002
*	AutoZone Inc.	2,070	2,907
	Darden Restaurants Inc.	15,000	2,130
*	Five Below Inc.	9,100	1,736
			2,421,358
Consumer Staples (0.0%)
*,^	Beyond Meat Inc.	8,000	1,041

Energy (1.9%)
	Pioneer Natural Resources Co.	930,223	147,738
	Hess Corp.	1,743,594	123,377
*	Transocean Ltd.	11,836,496	42,019
	EOG Resources Inc.	390,521	28,324
	Cabot Oil & Gas Corp.	1,363,350	25,604
*	Southwestern Energy Co.	3,400,000	15,810
	TechnipFMC plc	332,200	2,565
*	Technip Energies NV	97,200	1,476
			386,913
Financials (7.7%)
	Morgan Stanley	4,023,941	312,499
	Charles Schwab Corp.	3,553,300	231,604
	Raymond James Financial Inc.	1,620,370	198,593
	Bank of America Corp.	5,076,417	196,407
	Northern Trust Corp.	1,569,251	164,944
	Wells Fargo & Co.	3,309,210	129,291
	JPMorgan Chase & Co.	578,436	88,055
	Goldman Sachs Group Inc.	262,750	85,919
	Discover Financial Services	603,788	57,354

4

Capital Opportunity Fund
			Market
			Value●
		Shares	($000)
	CME Group Inc.	222,354	45,411
	Progressive Corp.	306,700	29,324
	Tradeweb Markets Inc. Class A	210,000	15,540
	LPL Financial Holdings Inc.	93,000	13,221
	Citigroup Inc.	80,000	5,820
			1,573,982
Health Care (27.8%)
	Eli Lilly and Co.	4,571,118	853,976
*	Biogen Inc.	2,141,587	599,109
	Amgen Inc.	2,286,799	568,979
*	BioMarin Pharmaceutical Inc.	5,296,450	399,935
*	BeiGene Ltd. ADR	1,012,681	352,494
*	Seagen Inc.	1,963,642	272,671
	Novartis AG ADR	2,974,900	254,295
	Thermo Fisher Scientific Inc.	554,508	253,066
*,^	BioNTech SE ADR	2,277,596	248,691
	Bristol-Myers Squibb Co.	3,106,230	196,096
*	Boston Scientific Corp.	4,448,381	171,930
*	Illumina Inc.	384,820	147,794
*	Edwards Lifesciences Corp.	1,655,000	138,424
*	Elanco Animal Health Inc.	4,684,476	137,958
*	QIAGEN NV	2,654,128	129,230
	Roche Holding AG	389,514	126,181
*	FibroGen Inc.	3,251,922	112,874
^	AstraZeneca plc ADR	2,242,000	111,472
*	LivaNova plc	1,445,940	106,609
*	Charles River Laboratories International Inc.	341,500	98,977
	PerkinElmer Inc.	768,526	98,594
	Abbott Laboratories	654,900	78,483
	Zimmer Biomet Holdings Inc.	400,800	64,160
*	Alkermes plc	3,371,000	62,970
	Agilent Technologies Inc.	213,000	27,081
	Medtronic plc	157,000	18,546
*	Bridgebio Pharma Inc.	138,600	8,538
*	Alcon Inc.	118,960	8,349
[1]	Siemens Healthineers AG	136,900	7,420
*	ImmunoGen Inc.	570,627	4,622
*	Omnicell Inc.	29,130	3,783
*	Guardant Health Inc.	7,900	1,206
*	Adaptive Biotechnologies Corp.	28,100	1,131
*	Waters Corp.	2,607	741
	Cerner Corp.	9,400	676
*	Allogene Therapeutics Inc.	18,000	635
*	IQVIA Holdings Inc.	2,959	572
			5,668,268
Industrials (13.9%)
*	Southwest Airlines Co.	8,801,600	537,426
	FedEx Corp.	1,683,174	478,089
*	Aecom	4,669,930	299,389
	Jacobs Engineering Group Inc.	2,044,919	264,347
*	United Airlines Holdings Inc.	3,964,993	228,146
*	Airbus SE	1,867,539	211,812
*	Delta Air Lines Inc.	3,287,910	158,740
*	American Airlines Group Inc.	5,205,800	124,419
*	JetBlue Airways Corp.	5,838,350	118,752
*	Lyft Inc. Class A	1,066,945	67,409
*	TransDigm Group Inc.	114,619	67,387
	IDEX Corp.	216,730	45,366
	Textron Inc.	782,100	43,860
	Curtiss-Wright Corp.	330,000	39,138
	Old Dominion Freight Line Inc.	154,100	37,047
*	Ryanair Holdings plc ADR	212,400	24,426
*	Uber Technologies Inc.	408,300	22,256
	AMETEK Inc.	110,000	14,050
	Caterpillar Inc.	60,000	13,912
	Carrier Global Corp.	325,000	13,721
	Union Pacific Corp.	60,000	13,225
	Rockwell Automation Inc.	41,300	10,963
	Raytheon Technologies Corp.	40,000	3,091
			2,836,971
Information Technology (29.3%)
	Microsoft Corp.	2,090,200	492,807
*	Micron Technology Inc.	5,283,000	466,013
	Texas Instruments Inc.	1,896,810	358,478
	NetApp Inc.	4,846,400	352,188
	KLA Corp.	1,038,590	343,150
*	Adobe Inc.	718,100	341,363
*	Flex Ltd.	17,486,802	320,183
	ASML Holding NV	494,300	305,161
*	Trimble Inc.	3,715,228	289,008
*	Splunk Inc.	1,906,150	258,245
	Universal Display Corp.	869,214	205,804
	QUALCOMM Inc.	1,505,190	199,573
	Corning Inc.	4,233,124	184,183
*	Descartes Systems Group Inc.	2,642,865	160,977
	Entegris Inc.	1,260,800	140,958
*	PayPal Holdings Inc.	546,950	132,821
	Visa Inc. Class A	531,000	112,429
	NVIDIA Corp.	196,400	104,864
*	Cree Inc.	916,500	99,101
*	Nuance Communications Inc.	1,925,400	84,025

5

Capital Opportunity Fund
			Market
			Value●
		Shares	($000)
	Telefonaktiebolaget LM Ericsson ADR	6,111,500	80,611
*	FormFactor Inc.	1,786,141	80,573
	Intuit Inc.	209,100	80,098
	HP Inc.	2,111,400	67,037
	Jabil Inc.	1,237,500	64,548
*,^	BlackBerry Ltd.	7,312,376	61,643
	Teradyne Inc.	502,300	61,120
*	Unity Software Inc.	526,150	52,778
*,^	VMware Inc. Class A	340,000	51,153
	Intel Corp.	759,460	48,606
	Hewlett Packard Enterprise Co.	3,054,910	48,084
	Apple Inc.	364,800	44,560
*	Keysight Technologies Inc.	249,560	35,787
*	WEX Inc.	156,600	32,764
	Oracle Corp.	405,000	28,419
*	Autodesk Inc.	101,200	28,048
*	MongoDB Inc.	102,200	27,331
*	Plantronics Inc.	698,800	27,190
*	salesforce.com Inc.	105,000	22,246
*	Cerence Inc.	227,800	20,406
	Analog Devices Inc.	90,600	14,050
*	Nutanix Inc.	442,000	11,740
*	Crowdstrike Holdings Inc. Class A	59,400	10,841
	Western Digital Corp.	107,180	7,154
*	Palo Alto Networks Inc.	20,800	6,699
	Mastercard Inc. Class A	9,600	3,418
*	Nokia Oyj ADR	785,183	3,109
	Applied Materials Inc.	10,700	1,430
*	RingCentral Inc. Class A	2,750	819
*	DocuSign Inc. Class A	3,500	709
*	Okta Inc.	3,000	661
*	Zoom Video Communications Inc. Class A	1,100	353
*	Arista Networks Inc.	50	15
			5,975,331
Materials (0.1%)
*	Ivanhoe Mines Ltd.	2,573,100	13,247
	Albemarle Corp.	26,500	3,872
			17,119
Real Estate (0.1%)
American Homes 4 Rent Class A	175,000	5,835
Alexandria Real Estate Equities Inc.	30,000	4,929
		10,764
Total Common Stocks (Cost $7,331,850)		19,998,936
Temporary Cash Investment (3.5%)
Money Market Fund (3.5%)
[2,3] Vanguard Market Liquidity Fund, 0.081%
(Cost $726,119)	7,262,433	726,243
Total Investments (101.5%) (Cost $8,057,969)		20,725,179
Other Assets and Liabilities — Net (-1.5%)		(310,300)
Net Assets (100%)		20,414,879

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $236,711,000.

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of this security represented 0.0% of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3	Collateral of $241,158,000 was received for securities on loan, of which $230,458,000 is held in Vanguard Market Liquidity Fund and $10,700,000 is held in cash.

ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.

6

Capital Opportunity Fund

Statement of Assets and Liabilities

As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $7,331,850)	19,998,936
Affiliated Issuers (Cost $726,119)	726,243
Total Investments in Securities	20,725,179
Investment in Vanguard	757
Cash	12,096
Receivables for Investment Securities Sold	16,926
Receivables for Accrued Income	18,759
Receivables for Capital Shares Issued	2,399
Total Assets	20,776,116
Liabilities
Payables for Investment Securities Purchased	461
Collateral for Securities on Loan	241,158
Payables to Investment Advisor	11,575
Payables for Capital Shares Redeemed	107,440
Payables to Vanguard	603
Total Liabilities	361,237
Net Assets	20,414,879

At March 31, 2021, net assets consisted of:

Paid-in Capital	6,683,023
Total Distributable Earnings (Loss)	13,731,856
Net Assets	20,414,879

Investor Shares—Net Assets
Applicable to 21,254,759 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,776,649
Net Asset Value Per Share—Investor Shares	$83.59

Admiral Shares—Net Assets
Applicable to 96,567,519 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,638,230
Net Asset Value Per Share—Admiral Shares	$193.01

See accompanying Notes, which are an integral part of the Financial Statements.

7

Capital Opportunity Fund

Statement of Operations

Six Months Ended
March 31, 2021
($000)
Investment Income
Income
Dividends[1]	82,548
Interest[2]	251
Securities Lending—Net	2,419
Total Income	85,218
Expenses
Investment Advisory Fees—Note B	22,103
The Vanguard Group—Note C
Management and Administrative—Investor Shares	1,571
Management and Administrative—Admiral Shares	10,686
Marketing and Distribution—Investor Shares	59
Marketing and Distribution—Admiral Shares	210
Custodian Fees	452
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—Admiral Shares	13
Trustees’ Fees and Expenses	5
Total Expenses	35,101
Net Investment Income	50,117
Realized Net Gain (Loss)
Investment Securities Sold[2]	1,149,826
Foreign Currencies	(41)
Realized Net Gain (Loss)	1,149,785
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	3,314,363
Foreign Currencies	(154)
Change in Unrealized Appreciation (Depreciation)	3,314,209
Net Increase (Decrease) in Net Assets Resulting from Operations	4,514,111
1	Dividends are net of foreign withholding taxes of $2,384,000.

2

Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $251,000, $8,000, and ($8,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Capital Opportunity Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2021	2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	50,117	122,807
Realized Net Gain (Loss)	1,149,785	1,576,845
Change in Unrealized Appreciation (Depreciation)	3,314,209	1,060,175
Net Increase (Decrease) in Net Assets Resulting from Operations	4,514,111	2,759,827
Distributions
Investor Shares	(141,974)	(111,496)
Admiral Shares	(1,495,146)	(986,047)
Total Distributions	(1,637,120)	(1,097,543)
Capital Share Transactions
Investor Shares	5,249	(338,204)
Admiral Shares	619,553	(713,366)
Net Increase (Decrease) from Capital Share Transactions	624,802	(1,051,570)
Total Increase (Decrease)	3,501,793	610,714
Net Assets
Beginning of Period	16,913,086	16,302,372
End of Period	20,414,879	16,913,086

See accompanying Notes, which are an integral part of the Financial Statements.

9

Capital Opportunity Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2021	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$71.69	$64.38	$75.87	$65.51	$54.99	$50.25
Investment Operations
Net Investment Income	.182[1]	.454[1]	.549[1]	.428[1]	.429[1]	.375
Net Realized and Unrealized Gain (Loss) on Investments	18.717	11.233	(5.116)	12.957	13.136	7.090
Total from Investment Operations	18.899	11.687	(4.567)	13.385	13.565	7.465
Distributions
Dividends from Net Investment Income	(.334)	(.501)	(.473)	(.449)	(.370)	(.299)
Distributions from Realized Capital Gains	(6.665)	(3.876)	(6.450)	(2.576)	(2.675)	(2.426)
Total Distributions	(6.999)	(4.377)	(6.923)	(3.025)	(3.045)	(2.725)
Net Asset Value, End of Period	$83.59	$71.69	$64.38	$75.87	$65.51	$54.99
Total Return[2]	27.23%	18.52%	-5.01%	21.03%	25.77%	15.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,777	$1,518	$1,684	$2,065	$2,182	$2,134
Ratio of Total Expenses to Average Net Assets	0.43%	0.44%	0.44%	0.43%	0.44%	0.45%
Ratio of Net Investment Income to Average Net Assets	0.45%	0.69%	0.84%	0.62%	0.73%	0.73%
Portfolio Turnover Rate	5%	8%	6%	10%	9%	6%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Capital Opportunity Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2021	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$165.62	$148.73	$175.34	$151.28	$127.00	$116.06
Investment Operations
Net Investment Income	.486[1]	1.148[1]	1.374[1]	1.103[1]	1.084[1]	.965
Net Realized and Unrealized Gain (Loss)
on Investments	43.218	25.968	(11.834)	29.937	30.333	16.366
Total from Investment Operations	43.704	27.116	(10.460)	31.040	31.417	17.331
Distributions
Dividends from Net Investment Income	(.916)	(1.270)	(1.241)	(1.030)	(.962)	(.791)
Distributions from Realized Capital Gains	(15.398)	(8.956)	(14.909)	(5.950)	(6.175)	(5.600)
Total Distributions	(16.314)	(10.226)	(16.150)	(6.980)	(7.137)	(6.391)
Net Asset Value, End of Period	$193.01	$165.62	$148.73	$175.34	$151.28	$127.00
Total Return[2]	27.27%	18.60%	-4.95%	21.12%	25.86%	15.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,638	$15,395	$14,618	$16,372	$13,621	$11,593
Ratio of Total Expenses to
Average Net Assets	0.36%	0.37%	0.37%	0.36%	0.37%	0.38%
Ratio of Net Investment Income to
Average Net Assets	0.52%	0.76%	0.91%	0.69%	0.80%	0.80%
Portfolio Turnover Rate	5%	8%	6%	10%	9%	6%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Capital Opportunity Fund

Notes to Financial Statements

Vanguard Capital Opportunity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of

12

Capital Opportunity Fund

securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.

13

Capital Opportunity Fund

7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended March 31, 2021, the investment advisory fee represented an effective annual rate of 0.23% of the fund’s average net assets.

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2021, the fund had contributed to Vanguard capital in the amount of $757,000, representing less than 0.01% of the fund’s net assets and 0.30% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

14

Capital Opportunity Fund

The following table summarizes the market value of the fund’s investments as of March 31, 2021, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	19,555,133	443,803	—	19,998,936
Temporary Cash Investments	726,243	—	—	726,243
Total	20,281,376	443,803	—	20,725,179

E.  As of March 31, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	8,057,969
Gross Unrealized Appreciation	13,122,265
Gross Unrealized Depreciation	(455,055)
Net Unrealized Appreciation (Depreciation)	12,667,210

F.  During the six months ended March 31, 2021, the fund purchased $908,379,000 of investment securities and sold $1,791,744,000 of investment securities, other than temporary cash investments.

G.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	March 31, 2021		September 30, 2020
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	135,178	1,683	148,331	2,318
Issued in Lieu of Cash Distributions	132,306	1,724	104,117	1,530
Redeemed	(262,235)	(3,322)	(590,652)	(8,839)
Net Increase (Decrease)—Investor Shares	5,249	85	(338,204)	(4,991)
Admiral Shares
Issued	442,946	2,404	593,798	3,877
Issued in Lieu of Cash Distributions	1,313,964	7,417	875,790	5,574
Redeemed	(1,137,357)	(6,208)	(2,182,954)	(14,782)
Net Increase (Decrease)—Admiral Shares	619,553	3,613	(713,366)	(5,331)

H.  Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.

15

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Capital Opportunity Fund has renewed the fund’s investment advisory arrangement with PRIMECAP Management Company (PRIMECAP). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that PRIMECAP, founded in 1983, is recognized for its long-term approach to growth-equity investing. The portfolio managers are responsible for separate sub-portfolios, and each portfolio manager employs a fundamental, research-driven approach in seeking to identify companies with long-term growth potential that the market has yet to appreciate. The multi-counselor approach that the advisor employs is designed to emphasize individual decision-making and enable the portfolio managers to invest only in their highest-conviction ideas. PRIMECAP’s fundamental research focuses on developing opinions independent from Wall Street’s consensus and maintaining a long-term horizon. PRIMECAP has managed the fund since 1998.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

16

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of PRIMECAP in determining whether to approve the advisory fee, because PRIMECAP is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

17

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Horizon Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Capital Opportunity Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

18

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Connect with Vanguard® >  vanguard com

Fund Information > 800-662-7447

Direct Investor  Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1112 052021

Semiannual Report | March 31, 2021

Vanguard Global Equity Fund

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangements	19

Liquidity Risk Management	21

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended March 31, 2021

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global Equity Fund	9/30/2020	3/31/2021	Period
Based on Actual Fund Return	$1,000.00	$1,227.60	$2.50
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.69	2.27

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.45%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

2

Global Equity Fund

Fund Allocation

As of March 31, 2021

Communication Services	10.9%
Consumer Discretionary	16.2
Consumer Staples	9.0
Energy	1.6
Financials	18.1
Health Care	10.8
Industrials	11.1
Information Technology	14.9
Materials	5.7
Real Estate	1.6
Utilities	0.1

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Global Equity Fund

Financial Statements (unaudited)

Schedule of Investments—Investments Summary

As of March 31, 2021

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value●	of Net
		Shares	($000)	Assets
	Common Stocks
	Australia †		78,946	0.9%

	Austria †		3,426	0.0%

	Belgium †		1,542	0.0%

	Brazil †		51,523	0.6%

	Canada
*	Shopify Inc. Class A	71,780	79,425	0.9%
	Fairfax Financial Holdings Ltd. (XTSE)	108,340	47,291	0.6%
	Barrick Gold Corp.	2,386,669	47,256	0.6%
[1]	Canada—Other †		95,144	1.1%
			269,116	3.2%

	Chile †		11,592	0.1%

	China
*,1	Meituan Dianping Class B	1,924,100	75,086	0.9%
*	Alibaba Group Holding Ltd. ADR	313,838	71,157	0.9%
	Ping An Insurance Group Co. of China Ltd.	4,468,000	53,443	0.6%
§,1	China—Other †		136,998	1.6%
			336,684	4.0%

	Colombia †		4,503	0.1%

	Czech Republic †		2,318	0.0%

	[1]Denmark †		49,699	0.6%

4

Global Equity Fund
		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Finland †		4,026	0.0%

France
Pernod Ricard SA	320,121	59,920	0.7%
France—Other †		84,989	1.0%
		144,909	1.7%

Germany †		139,919	1.7%

Greece †		23,728	0.3%

Hong Kong
AIA Group Ltd.	5,923,200	72,481	0.9%
Hong Kong—Other †		39,840	0.5%
		112,321	1.4%
India
Housing Development Finance Corp. Ltd.	1,342,970	46,143	0.6%
[1] India—Other †		101,108	1.2%
		147,251	1.8%

Indonesia †		6,184	0.1%

Ireland
* Ryanair Holdings plc ADR	761,205	87,539	1.1%
CRH plc	1,114,275	52,238	0.6%
§ Ireland—Other †		9,228	0.1%
		149,005	1.8%

Italy †		10,835	0.1%

Japan
Olympus Corp.	2,853,300	59,189	0.7%
Advantest Corp.	602,400	52,910	0.6%
§ Japan—Other †		473,673	5.7%
		585,772	7.0%

Kenya †		2,237	0.0%

Malaysia †		1,488	0.0%

[1]Mexico †		50,783	0.6%

Netherlands
Unilever plc (XAMS)	1,123,265	62,713	0.8%
[1] Netherlands—Other †		83,202	1.0%
		145,915	1.8%

New Zealand †		2,263	0.0%

Norway †		46,417	0.6%

5

Global Equity Fund
		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Philippines †		3,568	0.0%

Russia †		41,454	0.5%

Singapore
* Sea Ltd. ADR	362,988	81,030	1.0%
Singapore—Other †		21,502	0.2%
		102,532	1.2%
South Africa
Naspers Ltd.	583,543	139,765	1.7%
South Africa—Other †		32,577	0.4%
		172,342	2.1%
South Korea
Samsung Electronics Co. Ltd.	975,397	70,565	0.9%
South Korea—Other †		37,170	0.4%
		107,735	1.3%

[1]Spain †		6,591	0.1%

Sweden †		115,951	1.4%

Switzerland
Nestle SA	536,054	59,757	0.7%
Cie Financiere Richemont SA (XVTX)	529,152	50,811	0.6%
Switzerland—Other †		65,046	0.8%
		175,614	2.1%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,386,577	113,437	1.3%
Taiwan—Other †		47,109	0.6%
		160,546	1.9%

Thailand †		12,576	0.1%

Turkey †		1,343	0.0%

United Kingdom
Prudential plc	4,304,010	91,687	1.1%
Rio Tinto plc	843,252	64,330	0.8%
BHP Group plc	2,207,512	63,559	0.8%
Reckitt Benckiser Group plc	622,738	55,742	0.7%
[1] United Kingdom—Other †		236,839	2.7%
		512,157	6.1%
United States
Communication Services
* Alphabet Inc. Class C	65,200	134,875	1.6%
* Facebook Inc. Class A	361,978	106,614	1.3%
* Alphabet Inc. Class A	36,488	75,257	0.9%
Communication Services—Other †		153,115	1.8%
		469,861	5.6%

6

Global Equity Fund
		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Consumer Discretionary
* Booking Holdings Inc.	52,403	122,091	1.4%
* Amazon.com Inc.	34,117	105,561	1.3%
* Tesla Inc.	95,508	63,793	0.8%
* AutoZone Inc.	34,837	48,921	0.6%
[1] Consumer Discretionary—Other †		176,806	2.1%
		517,172	6.2%

Consumer Staples
Archer-Daniels-Midland Co.	1,086,912	61,954	0.7%
Estee Lauder Cos. Inc. Class A	176,252	51,263	0.6%
Consumer Staples—Other †		197,034	2.4%
		310,251	3.7%

Energy †		46,375	0.6%

Financials
Moody’s Corp.	309,442	92,403	1.1%
Wells Fargo & Co.	1,644,745	64,260	0.8%
Arthur J Gallagher & Co.	440,186	54,922	0.7%
* Markel Corp.	47,561	54,201	0.6%
Travelers Cos. Inc.	339,375	51,042	0.6%
Financials—Other †		450,145	5.3%
		766,973	9.1%
Health Care
Anthem Inc.	282,748	101,492	1.2%
Johnson & Johnson	553,405	90,952	1.1%
Merck & Co. Inc.	770,093	59,366	0.7%
Health Care—Other †		365,836	4.4%
		617,646	7.4%
Industrials
* FTI Consulting Inc.	334,046	46,803	0.6%
Industrials—Other †		371,499	4.4%
		418,302	5.0%
Information Technology
Oracle Corp.	1,430,849	100,403	1.2%
Microsoft Corp.	362,044	85,359	1.0%
Mastercard Inc. Class A	232,027	82,613	1.0%
Texas Instruments Inc.	320,746	60,618	0.7%
Teradyne Inc.	387,894	47,199	0.6%
Intel Corp.	732,283	46,866	0.6%
Information Technology—Other †		325,895	3.8%
		748,953	8.9%
Materials
Martin Marietta Materials Inc.	214,826	72,143	0.9%
Materials—Other †		83,149	0.9%
		155,292	1.8%

7

Global Equity Fund			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Real Estate
* CBRE Group Inc. Class A		611,854	48,404	0.6%
Real Estate—Other †			65,492	0.8%
			113,896	1.4%
			4,164,721	49.7%
Total Common Stocks (Cost $5,040,443)			7,959,532	94.9%

	Coupon
Temporary Cash Investment
Money Market Fund [2,3] Vanguard Market Liquidity Fund (Cost $485,977)	0.081%	4,860,234	486,024	5.8%
[4]Total Investments (Cost $5,526,420)			8,445,556	100.7%
Other Assets and Liabilities—Net			(57,203)	(0.7%)
Net Assets			8,388,353	100.0%

Cost is in $000.

•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Non-income-producing security.
§	Certain of the fund’s securities are valued using significant unobservable inputs.
1	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate value of these securities was $201,849,000, representing 2.4% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $68,488,000 was received for securities on loan.
4	The total value of securities on loan is $64,273,000.

ADR—American Depositary Receipt.

8

Global Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	750	148,777	1,283
MSCI EAFE Index	June 2021	602	65,979	(338)
MSCI Emerging Market Index	June 2021	548	36,237	(455)
				490

See accompanying Notes, which are an integral part of the Financial Statements.

9

Global Equity Fund

Statement of Assets and Liabilities

As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,040,443)	7,959,532
Affiliated Issuers (Cost $485,977)	486,024
Total Investments in Securities	8,445,556
Investment in Vanguard	309
Cash	372
Foreign Currency, at Value (Cost $5,129)	5,001
Cash Collateral Pledged—Futures Contracts	16,630
Receivables for Investment Securities Sold	10,938
Receivables for Accrued Income	19,045
Receivables for Capital Shares Issued	3,031
Variation Margin Receivable—Futures Contracts	752
Total Assets	8,501,634
Liabilities
Payables for Investment Securities Purchased	6,616
Collateral for Securities on Loan	68,488
Payables to Investment Advisors	4,762
Payables for Capital Shares Redeemed	31,223
Payables to Vanguard	403
Deferred Foreign Capital Gains Taxes	1,789
Total Liabilities	113,281
Net Assets	8,388,353

At March 31, 2021, net assets consisted of:

Paid-in Capital	5,170,665
Total Distributable Earnings (Loss)	3,217,688
Net Assets	8,388,353

Net Assets
Applicable to 211,101,733 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,388,353
Net Asset Value Per Share	$39.74

See accompanying Notes, which are an integral part of the Financial Statements.

10

Global Equity Fund

Statement of Operations

Six Months Ended March 31, 2021
($000)
Investment Income
Income
Dividends[1]	47,674
Interest[2]	152
Securities Lending—Net	171
Total Income	47,997
Expenses
Investment Advisory Fees—Note B
Basic Fee	9,027
Performance Adjustment	(181)
The Vanguard Group—Note C
Management and Administrative	8,055
Marketing and Distribution	288
Custodian Fees	188
Shareholders’ Reports	12
Trustees’ Fees and Expenses	3
Total Expenses	17,392
Net Investment Income	30,605
Realized Net Gain (Loss)
Investment Securities Sold[2]	279,670
Futures Contracts	29,608
Foreign Currencies	(72)
Realized Net Gain (Loss)	309,206
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	1,201,716
Futures Contracts	989
Foreign Currencies	(304)
Change in Unrealized Appreciation (Depreciation)	1,202,401
Net Increase (Decrease) in Net Assets Resulting from Operations	1,542,212
1	Dividends are net of foreign withholding taxes of $2,731,000.
2

Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $148,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.

3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $1,789,000.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Global Equity Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	30,605	66,778
Realized Net Gain (Loss)	309,206	154,118
Change in Unrealized Appreciation (Depreciation)	1,202,401	669,458
Net Increase (Decrease) in Net Assets Resulting from Operations	1,542,212	890,354
Distributions
Total Distributions	(221,418)	(418,327)
Capital Share Transactions
Issued	642,129	877,776
Issued in Lieu of Cash Distributions	201,858	381,376
Redeemed	(585,784)	(1,434,400)
Net Increase (Decrease) from Capital Share Transactions	258,203	(175,248)
Total Increase (Decrease)	1,578,997	296,779
Net Assets
Beginning of Period	6,809,356	6,512,577
End of Period	8,388,353	6,809,356

See accompanying Notes, which are an integral part of the Financial Statements.

12

Global Equity Fund

Financial Highlights

For a Share Outstanding	Six Months Ended March 31,	Year Ended September 30,
Throughout Each Period	2021	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$33.31	$30.75	$32.62	$29.98	$25.18	$22.85
Investment Operations
Net Investment Income	.148[1]	.312[1]	.700[1,2]	.426[1]	.351[1]	.385
Net Realized and Unrealized Gain (Loss)
on Investments	7.371	4.219	(.354)	2.618	4.823	2.350
Total from Investment Operations	7.519	4.531	.346	3.044	5.174	2.735
Distributions
Dividends from Net Investment Income	(.254)	(.742)	(.416)	(.404)	(.374)	(.405)
Distributions from Realized Capital Gains	(.835)	(1.229)	(1.800)	—	—	—
Total Distributions	(1.089)	(1.971)	(2.216)	(.404)	(.374)	(.405)
Net Asset Value, End of Period	$39.74	$33.31	$30.75	$32.62	$29.98	$25.18
Total Return[3]	22.76%	15.10%	2.19%	10.22%	20.85%	12.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,388	$6,809	$6,513	$5,769	$5,387	$4,515
Ratio of Total Expenses to
Average Net Assets[4]	0.45%	0.45%	0.48%	0.48%	0.48%	0.51%
Ratio of Net Investment Income to
Average Net Assets	0.79%	1.02%	2.35%[2]	1.34%	1.30%	1.61%
Portfolio Turnover Rate	10%	22%	49%	40%	47%	45%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2

Net investment income per share and the ratio of net investment income to average net assets include $.200 and 0.67%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.

3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.00%), (0.00%), 0.02%, 0.02%, 0.02%, and 0.05%.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Global Equity Fund

Notes to Financial Statements

Vanguard Global Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the

14

Global Equity Fund

clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented 4% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income

15

Global Equity Fund

represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.

8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously

16

Global Equity Fund

withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

B. The investment advisory firms Baillie Gifford Overseas Ltd. and Marathon Asset Management LLP each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Baillie Gifford Overseas Ltd. and Marathon Asset Management LLP are subject to quarterly adjustments based on performance relative to the MSCI All Country World Index for the preceding three years.

Vanguard manages the cash reserves of the fund as described below.

For the six months ended March 31, 2021, the aggregate investment advisory fee represented an effective annual basic rate of 0.23% of the fund’s average net assets, before a decrease of $181,000 (less than 0.01%) based on performance.

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2021, the fund had contributed to Vanguard capital in the amount of $309,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

17

Global Equity Fund

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2021, based on the inputs used to value them:

	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—International	818,984	2,959,303	16,524	3,794,811
Common Stocks—United States	4,164,126	595	—	4,164,721
Temporary Cash Investments	486,024	—	—	486,024
Total	5,469,134	2,959,898	16,524	8,445,556
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,283	—	—	1,283
Liabilities
Futures Contracts[1]	793	—	—	793

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E. As of March 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	5,527,879
Gross Unrealized Appreciation	3,054,549
Gross Unrealized Depreciation	(136,382)
Net Unrealized Appreciation (Depreciation)	2,918,167

F. During the six months ended March 31, 2021, the fund purchased $699,945,000 of investment securities and sold $759,710,000 of investment securities, other than temporary cash investments.

G.	Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2021	September 30, 2020
	Shares	Shares
	(000)	(000)
Issued	16,880	28,768
Issued in Lieu of Cash Distributions	5,367	12,107
Redeemed	(15,600)	(48,231)
Net Increase (Decrease) in Shares Outstanding	6,647	(7,356)

H. Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.

18

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Global Equity Fund has renewed the fund’s investment advisory arrangements with Baillie Gifford Overseas Ltd. (Baillie Gifford) and Marathon Asset Management LLP (Marathon). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:

Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford’s investment approach is based on long-term investments in well-managed businesses that enjoy sustainable competitive advantages in their marketplaces. The team invests in four categories of growth stocks: (1) growth stalwarts, or companies with durable franchises; (2) rapid growth, or early stage companies with innovative products or services and a large opportunity for future growth; (3) cyclical growth, or companies highly subject to capital cycles that have strong structural growth prospects and management teams with high capital allocation ability; and (4) latent growth, or companies that are temporarily out of favor but have the ability to accelerate earnings growth over time. Baillie Gifford has managed a portion of the fund since 2008.

Marathon. Founded in 1986, Marathon employs an investment approach based on the capital cycle: the prospect of high returns will attract excessive capital over the long-term capital cycle of industries, and low returns will lead to capital destruction and industry consolidation. The assessments of how companies respond to the forces of the capital cycle through their capital allocation strategy, coupled with how they are incentivized, are both critical to the investment outcome. Guided by this philosophy, Marathon follows a multi-counselor, regional approach whereby individual portfolio managers perform sector analysis and company analysis to construct portfolios. Marathon has advised a portion of the fund since its inception in 1995.

19

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rates were also well below the peer-group average.

The board did not consider the profitability of Baillie Gifford and Marathon in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Baillie Gifford and Marathon. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

20

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Horizon Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Global Equity Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1292 052021

Semiannual Report | March 31, 2021

Vanguard Strategic Small-Cap Equity Fund

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	21

Liquidity Risk Management	23

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

●   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

●   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2021

Strategic Small-Cap Equity Fund	Beginning Account Value 9/30/2020	Ending Account Value 3/31/2021	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,488.71	$1.61
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.64	1.31

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.26%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Strategic Small-Cap Equity Fund

Fund Allocation

As of March 31, 2021

Communication Services	2.4%
Consumer Discretionary	13.6
Consumer Staples	3.5
Energy	3.9
Financials	17.0
Health Care	15.1
Industrials	17.2
Information Technology	13.6
Materials	4.3
Real Estate	6.9
Utilities	2.5

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Strategic Small-Cap Equity Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2021

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Shares	Market Value● ($000)
Common Stocks (99.3%)
Communication Services (2.4%)
*	Consolidated Communications Holdings Inc.	816,718	5,880
*	Cargurus Inc.	171,510	4,087
*	Cars.com Inc.	304,179	3,942
	TEGNA Inc.	145,329	2,737
*	Yelp Inc. Class A	65,110	2,539
*	Lions Gate Entertainment Corp. Class A	145,644	2,177
*	AMC Networks Inc. Class A	38,843	2,065
*	TechTarget Inc.	25,910	1,800
*	Iridium Communications Inc.	37,968	1,566
	New York Times Co. Class A	30,133	1,525
*	Vonage Holdings Corp.	101,488	1,200
*	ANGI Homeservices Inc. Class A	81,519	1,060
*	Meredith Corp.	33,584	1,000
	Sinclair Broadcast Group Inc. Class A	27,378	801
*	EverQuote Inc. Class A	19,194	697
*	MSG Networks Inc.	45,133	679
*	Eventbrite Inc. Class A	28,802	638
*	iHeartMedia Inc. Class A	31,733	576
	Gray Television Inc.	30,456	560
*	Cardlytics Inc.	3,141	345
*	Gannett Co. Inc.	55,068	296
			36,170
Consumer Discretionary (13.5%)
	Brunswick Corp.	101,704	9,700
*	frontdoor Inc.	165,606	8,901
*	Deckers Outdoor Corp.	22,084	7,297
	Shutterstock Inc.	79,573	7,085
	Papa John’s International Inc.	70,915	6,286
*	Tri Pointe Homes Inc.	300,769	6,124
	Rent-A-Center Inc.	98,044	5,653
*	American Axle & Manufacturing Holdings Inc.	585,202	5,653
*	Planet Fitness Inc. Class A	68,070	5,262
*	Gentherm Inc.	67,726	5,019
*	Hibbett Sports Inc.	67,989	4,684
	Williams-Sonoma Inc.	25,727	4,610
*	Meritage Homes Corp.	49,719	4,570
*	Skyline Champion Corp.	98,108	4,440
	Qurate Retail Group Inc. QVC Group Class A	330,081	3,882
*	Adient plc	83,558	3,693
*,^	GameStop Corp. Class A	18,917	3,591
	Big Lots Inc.	51,539	3,520
*	Rh	5,501	3,282
*	Signet Jewelers Ltd.	55,697	3,229
*	ODP Corp.	74,490	3,225
*	Asbury Automotive Group Inc.	15,985	3,141
*	Adtalem Global Education Inc.	78,334	3,097
	Cracker Barrel Old Country Store Inc.	17,201	2,974
	H&R Block Inc.	133,855	2,918
	Kontoor Brands Inc.	58,637	2,846
*	Sleep Number Corp.	18,928	2,716
	Jack in the Box Inc.	24,603	2,701
*	Stamps.com Inc.	12,950	2,584
	Camping World Holdings Inc. Class A	70,821	2,576
	Wendy’s Co.	121,842	2,469
	Tempur Sealy International Inc.	66,589	2,434
*	Bed Bath & Beyond Inc.	82,933	2,417
*	Tenneco Inc. Class A	224,308	2,405
*	At Home Group Inc.	82,258	2,361
*	Ruth’s Hospitality Group Inc.	90,556	2,248
	Movado Group Inc.	76,023	2,163
*	Overstock.com Inc.	30,789	2,040

Strategic Small-Cap Equity Fund

		Shares	Market Value● ($000)
*	Lumber Liquidators Holdings Inc.	79,326	1,993
*	Abercrombie & Fitch Co.	55,620	1,908
	Thor Industries Inc.	13,587	1,831
	Wingstop Inc.	14,088	1,792
	Winnebago Industries Inc.	23,186	1,779
	Group 1 Automotive Inc.	10,507	1,658
*	Perdoceo Education Corp.	129,470	1,548
*	Lovesac Co.	27,117	1,535
*	El Pollo Loco Holdings Inc.	95,102	1,533
	Del Taco Restaurants Inc.	158,962	1,523
*	MarineMax Inc.	30,766	1,519
*	Fossil Group Inc.	121,434	1,506
*	Scientific Games Corp.	39,000	1,502
*	WW International Inc.	47,560	1,488
	Churchill Downs Inc.	6,018	1,369
*	AutoNation Inc.	14,206	1,324
	Travel & Leisure Co.	20,565	1,258
	Ethan Allen Interiors Inc.	44,813	1,237
*	Crocs Inc.	14,900	1,199
*	MasterCraft Boat Holdings Inc.	43,805	1,165
*	Revolve Group Inc.	24,968	1,122
*	Malibu Boats Inc. Class A	13,854	1,104
	Sonic Automotive Inc. Class A	22,267	1,104
*	YETI Holdings Inc.	14,398	1,040
*	iRobot Corp.	8,354	1,021
*	Tupperware Brands Corp.	37,554	992
*	Fiesta Restaurant Group Inc.	71,921	905
*	Bloomin’ Brands Inc.	33,245	899
*	Grand Canyon Education Inc.	8,324	891
*	Macy’s Inc.	54,793	887
*	Capri Holdings Ltd.	16,917	863
*	Floor & Decor Holdings Inc. Class A	8,823	842
*	Chuy’s Holdings Inc.	18,146	804
*	Carrols Restaurant Group Inc.	131,378	786
	Strategic Education Inc.	8,448	776
*	Goodyear Tire & Rubber Co.	44,172	776
*	Penn National Gaming Inc.	7,352	771
	Aaron’s Co. Inc.	26,685	685
*	Groupon Inc. Class A	12,133	613
	PetMed Express Inc.	16,778	590
*	Houghton Mifflin Harcourt Co.	76,581	584
*	Conn’s Inc.	29,544	575
*	American Public Education Inc.	15,155	540
*	Laureate Education Inc. Class A	32,304	439
*	Genesco Inc.	9,167	435
*	Brinker International Inc.	5,336	379
			204,886
Consumer Staples (3.4%)
	Coca-Cola Consolidated Inc.	27,105	7,827
	Ingles Markets Inc. Class A	112,251	6,920
	John B Sanfilippo & Son Inc.	71,690	6,479
*	BJ’s Wholesale Club Holdings Inc.	97,821	4,388
*	Hain Celestial Group Inc.	84,558	3,687
*	Central Garden & Pet Co. Class A	63,479	3,294
	Sanderson Farms Inc.	20,255	3,155
*	Sprouts Farmers Market Inc.	101,385	2,699
	Edgewell Personal Care Co.	65,800	2,606
	Nu Skin Enterprises Inc. Class A	36,652	1,939
*	TreeHouse Foods Inc.	26,812	1,401
	Vector Group Ltd.	94,924	1,324
*	Pilgrim’s Pride Corp.	48,748	1,160
*	USANA Health Sciences Inc.	11,815	1,153
*	United Natural Foods Inc.	28,450	937
	SpartanNash Co.	40,956	804
*	BellRing Brands Inc. Class A	33,913	801
*	Rite Aid Corp.	33,941	694
	Weis Markets Inc.	7,896	446
	Medifast Inc.	2,037	431
*	Central Garden & Pet Co.	6,515	378
			52,523
Energy (3.9%)
	Cimarex Energy Co.	98,629	5,857
	Targa Resources Corp.	172,493	5,477
	APA Corp.	302,648	5,417
*	Southwestern Energy Co.	826,975	3,845
*	Magnolia Oil & Gas Corp. Class A	328,624	3,773
	World Fuel Services Corp.	105,839	3,725
	Texas Pacific Land Corp.	2,243	3,565
	Ovintiv Inc.	127,280	3,032
	TechnipFMC plc	293,189	2,263
*	Range Resources Corp.	202,776	2,095
	EnLink Midstream LLC	476,933	2,046
*	PDC Energy Inc.	58,663	2,018
*	Northern Oil and Gas Inc.	127,697	1,542

Strategic Small-Cap Equity Fund

		Shares	Market Value● ($000)
*	Oceaneering International Inc.	128,290	1,465
	International Seaways Inc.	71,766	1,391
	Antero Midstream Corp.	151,922	1,372
*	CONSOL Energy Inc.	138,974	1,351
*	Arch Resources Inc.	29,414	1,224
*	Renewable Energy Group Inc.	18,486	1,221
*	REX American Resources Corp.	13,944	1,174
*	Callon Petroleum Co.	29,115	1,122
	Core Laboratories NV	29,729	856
*	Antero Resources Corp.	65,156	665
*	EQT Corp.	34,699	645
*	NOV Inc.	41,781	573
	Nabors Industries Ltd.	5,727	535
*	W&T Offshore Inc.	131,840	473
	Equitrans Midstream Corp.	53,135	434
*	Dorian LPG Ltd.	25,727	338
			59,494
Financials (16.9%)
	International Bancshares Corp.	226,652	10,521
	Primerica Inc.	70,373	10,403
	Hanover Insurance Group Inc.	75,383	9,759
	FNB Corp.	757,605	9,622
	Federal Agricultural Mortgage Corp. Class C	90,467	9,112
	LPL Financial Holdings Inc.	63,716	9,058
	Flagstar Bancorp Inc.	184,085	8,302
	Associated Banc-Corp	350,319	7,476
	CNO Financial Group Inc.	297,226	7,220
*	Enova International Inc.	190,095	6,745
	Radian Group Inc.	284,730	6,620
	SLM Corp.	363,918	6,540
	Brightsphere Investment Group Inc.	315,568	6,431
	Prosperity Bancshares Inc.	83,809	6,276
	First Midwest Bancorp Inc.	265,377	5,814
	OFG Bancorp	256,656	5,806
	Umpqua Holdings Corp.	324,050	5,687
	Hilltop Holdings Inc.	148,736	5,076
	Navient Corp.	346,448	4,958
	Walker & Dunlop Inc.	47,938	4,925
	Popular Inc.	69,229	4,868
*	NMI Holdings Inc. Class A	203,965	4,822
*	Cannae Holdings Inc.	119,942	4,752
	First Financial Bancorp	184,522	4,429
	PennyMac Financial Services Inc.	65,192	4,359
	BOK Financial Corp.	44,136	3,942
	Ameris Bancorp	72,510	3,807
	Hancock Whitney Corp.	87,539	3,678
	Virtu Financial Inc. Class A	115,088	3,573
	MGIC Investment Corp.	245,258	3,397
	Banner Corp.	59,977	3,199
	Universal Insurance Holdings Inc.	218,341	3,131
	Bank OZK	76,115	3,109
	Nelnet Inc. Class A	42,595	3,098
	Cohen & Steers Inc.	46,293	3,024
	Federated Hermes Inc. Class B	90,934	2,846
	S&T Bancorp Inc.	80,434	2,695
	First Hawaiian Inc.	98,340	2,692
	PROG Holdings Inc.	60,871	2,635
	Westamerica BanCorp	41,311	2,593
	CVB Financial Corp.	112,480	2,485
	Cowen Inc. Class A	62,103	2,183
	New York Community Bancorp Inc.	161,376	2,037
	B Riley Financial Inc.	36,093	2,035
	First BanCorp	175,380	1,975
	Affiliated Managers Group Inc.	12,868	1,918
	First American Financial Corp.	32,892	1,863
	Janus Henderson Group plc	58,491	1,822
*	Mr Cooper Group Inc.	44,523	1,548
	Kinsale Capital Group Inc.	8,765	1,444
	Mercury General Corp.	23,368	1,421
	South State Corp.	17,443	1,369
*	Blucora Inc.	81,242	1,352
	United Community Banks Inc.	38,160	1,302
	Stewart Information Services Corp.	24,716	1,286
	Heartland Financial USA Inc.	24,943	1,254
	BGC Partners Inc. Class A	251,602	1,215
*	Selectquote Inc.	38,737	1,143
	Oppenheimer Holdings Inc. Class A	28,043	1,123
*	Donnelley Financial Solutions Inc.	37,159	1,034
*	Encore Capital Group Inc.	25,264	1,016
	Old National Bancorp	48,905	946
	James River Group Holdings Ltd.	19,947	910
	American Equity Investment Life Holding Co.	27,918	880
	Columbia Banking System Inc.	19,210	828

Strategic Small-Cap Equity Fund

			Market
			Value●
		Shares	($000)
	UMB Financial Corp.	8,730	806
	Curo Group Holdings Corp.	48,793	712
	Southside Bancshares Inc.	17,218	663
	First Interstate BancSystem Inc. Class A	11,145	513
	Great Western Bancorp Inc.	13,470	408
	Safety Insurance Group Inc.	4,301	362
	Preferred Bank	5,257	335
	Employers Holdings Inc.	7,056	304
			257,492
Health Care (15.0%)
*	Medpace Holdings Inc.	65,409	10,730
	Bruker Corp.	137,385	8,831
*	Charles River Laboratories International Inc.	27,188	7,880
*	Tenet Healthcare Corp.	140,065	7,283
*	Select Medical Holdings Corp.	154,330	5,263
*	Novavax Inc.	28,873	5,235
	Patterson Cos. Inc.	159,292	5,089
*	Inovalon Holdings Inc. Class A	176,224	5,072
*	Veeva Systems Inc. Class A	19,154	5,004
*	Enanta Pharmaceuticals Inc.	98,518	4,859
*	Travere Therapeutics Inc.	193,407	4,829
	Ensign Group Inc.	51,276	4,812
*	Myriad Genetics Inc.	145,282	4,424
*	Nevro Corp.	31,524	4,398
*	Pacific Biosciences of California Inc.	129,252	4,305
*	ImmunoGen Inc.	472,454	3,827
*	Community Health Systems Inc.	272,674	3,687
*	Emergent BioSolutions Inc.	39,497	3,670
*	Neogen Corp.	40,129	3,567
*	Turning Point Therapeutics Inc.	37,547	3,552
*	Allscripts Healthcare Solutions Inc.	221,022	3,319
*	Alkermes plc	174,560	3,261
*	Acceleron Pharma Inc.	23,567	3,196
*	LHC Group Inc.	16,075	3,074
*	MEDNAX Inc.	116,550	2,969
*	Tivity Health Inc.	132,766	2,963
*	Novocure Ltd.	21,954	2,902
	Luminex Corp.	87,939	2,805
*	Ironwood Pharmaceuticals Inc. Class A	245,031	2,739
*	CytomX Therapeutics Inc.	353,261	2,731
*	Bluebird Bio Inc.	89,801	2,707
*	Covetrus Inc.	87,559	2,624
*	Natera Inc.	25,065	2,545
*	NextGen Healthcare Inc.	139,621	2,527
*	Agios Pharmaceuticals Inc.	47,503	2,453
*	MacroGenics Inc.	74,540	2,374
*	Inari Medical Inc.	21,864	2,339
*	Puma Biotechnology Inc.	227,827	2,214
*	ModivCare Inc.	14,678	2,174
*	Quidel Corp.	16,931	2,166
*	AtriCure Inc.	32,930	2,158
*	Minerva Neurosciences Inc.	715,684	2,090
	Owens & Minor Inc.	53,956	2,028
*	CareDx Inc.	29,226	1,990
*	Repligen Corp.	9,965	1,937
*	Denali Therapeutics Inc.	33,334	1,903
*,^	Esperion Therapeutics Inc.	66,925	1,877
*	Cytokinetics Inc.	80,039	1,862
*	Meridian Bioscience Inc.	68,224	1,791
*	Intercept Pharmaceuticals Inc.	75,645	1,746
*	iRhythm Technologies Inc.	12,433	1,726
*	AnaptysBio Inc.	77,551	1,671
*	Atara Biotherapeutics Inc.	113,978	1,637
*	Prestige Consumer Healthcare Inc.	36,407	1,605
*	STAAR Surgical Co.	14,955	1,576
*	AngioDynamics Inc.	65,684	1,537
*	BioCryst Pharmaceuticals Inc.	151,123	1,537
*	Agenus Inc.	523,410	1,424
*	Pennant Group Inc.	30,441	1,394
*	Molecular Templates Inc.	104,179	1,315
*	Twist Bioscience Corp.	9,851	1,220
*	Iovance Biotherapeutics Inc.	36,040	1,141
*	Akebia Therapeutics Inc.	331,679	1,123
*	Deciphera Pharmaceuticals Inc.	24,890	1,116
*	Vanda Pharmaceuticals Inc.	73,545	1,105
*	Omnicell Inc.	7,807	1,014
*,^	Tilray Inc. Class 2	43,151	981
*	Assembly Biosciences Inc.	212,676	978
*	Amedisys Inc.	3,568	945
*	Kiniksa Pharmaceuticals Ltd. Class A	49,373	914
*	Blueprint Medicines Corp.	9,377	912
*	Radius Health Inc.	42,945	896
*	Invitae Corp.	23,301	890
*	Envista Holdings Corp.	21,718	886
*	Veracyte Inc.	16,258	874
*,^	Fulgent Genetics Inc.	8,976	867
	US Physical Therapy Inc.	8,264	860
*	Sangamo Therapeutics Inc.	66,774	837

Strategic Small-Cap Equity Fund

			Market
			Value●
		Shares	($000)
*	Surgery Partners Inc.	17,625	780
*	Integer Holdings Corp.	8,181	753
*	NeoGenomics Inc.	15,235	735
	Computer Programs and Systems Inc.	23,856	730
*	Nektar Therapeutics Class A	35,075	701
*	Precigen Inc.	95,719	659
*	Xencor Inc.	14,949	644
*	Fate Therapeutics Inc.	7,716	636
*,^	Inovio Pharmaceuticals Inc.	64,601	599
*	Corcept Therapeutics Inc.	24,324	579
	National HealthCare Corp.	7,339	572
*	GlycoMimetics Inc.	177,063	533
*,^	Co-Diagnostics Inc.	53,218	508
*	Voyager Therapeutics Inc.	102,911	485
*	Ultragenyx Pharmaceutical Inc.	4,249	484
*	Inspire Medical Systems Inc.	2,161	447
*	Spectrum Pharmaceuticals Inc.	134,742	439
*,^	Clovis Oncology Inc.	60,066	422
*	Translate Bio Inc.	25,386	419
*	Amneal Pharmaceuticals Inc.	61,720	415
	Chemed Corp.	850	391
*	REGENXBIO Inc.	11,228	383
*	CorVel Corp.	3,618	371
*	Apollo Medical Holdings Inc.	13,660	370
*	Rigel Pharmaceuticals Inc.	104,846	359
*	Pliant Therapeutics Inc.	9,090	358
*	OPKO Health Inc.	82,054	352
*	Myovant Sciences Ltd.	16,878	347
*	Lexicon Pharmaceuticals Inc.	43,089	253
*,^	Acorda Therapeutics Inc.	38,060	185
*	Immunovant Inc.	10,279	165
			227,836
Industrials (17.1%)
*	GMS Inc.	246,408	10,288
	Rush Enterprises Inc. Class A	204,573	10,194
	AGCO Corp.	65,485	9,407
	Kforce Inc.	175,047	9,383
	UFP Industries Inc.	115,288	8,743
	ArcBest Corp.	112,675	7,929
	Triton International Ltd.	136,892	7,528
	Boise Cascade Co.	114,705	6,863
*	Atkore Inc.	93,405	6,716
*	Generac Holdings Inc.	20,016	6,554
	Booz Allen Hamilton Holding Corp. Class A	78,412	6,315
*	CACI International Inc. Class A	24,807	6,119
	MSC Industrial Direct Co. Inc. Class A	60,301	5,439
	Tetra Tech Inc.	38,982	5,291
	Terex Corp.	113,666	5,237
	Ennis Inc.	238,271	5,087
	EMCOR Group Inc.	44,513	4,993
	Hillenbrand Inc.	101,297	4,833
*	Echo Global Logistics Inc.	151,927	4,772
	Landstar System Inc.	27,836	4,595
	Franklin Electric Co. Inc.	57,344	4,527
	Applied Industrial Technologies Inc.	49,304	4,495
	Herman Miller Inc.	105,839	4,355
	Deluxe Corp.	102,386	4,296
	ManTech International Corp. Class A	48,249	4,195
*	Aecom	64,426	4,130
	GrafTech International Ltd.	331,217	4,051
	Acuity Brands Inc.	23,347	3,852
*	Builders FirstSource Inc.	79,695	3,695
*	Beacon Roofing Supply Inc.	70,362	3,681
*	American Woodmark Corp.	36,174	3,566
*	MasTec Inc.	37,305	3,495
	Mueller Industries Inc.	81,854	3,385
	Oshkosh Corp.	27,008	3,205
	Primoris Services Corp.	92,326	3,059
*	Upwork Inc.	62,101	2,780
	nVent Electric plc	86,420	2,412
*	Herc Holdings Inc.	23,001	2,331
*	Dycom Industries Inc.	24,128	2,240
*	Meritor Inc.	73,041	2,149
	CAI International Inc.	46,173	2,102
*	Cornerstone Building Brands Inc.	143,371	2,011
*	SiteOne Landscape Supply Inc.	11,688	1,996
	McGrath RentCorp	24,605	1,984
	Astec Industries Inc.	25,759	1,943
	Steelcase Inc. Class A	130,202	1,874
	Douglas Dynamics Inc.	39,964	1,844
*	Tutor Perini Corp.	96,115	1,821
*	Masonite International Corp.	15,789	1,820
*	Allegiant Travel Co. Class A	7,222	1,763
	Argan Inc.	31,982	1,706
	Macquarie Infrastructure Corp.	52,425	1,668
*	Hub Group Inc. Class A	24,711	1,663

Strategic Small-Cap Equity Fund

			Market
			Value●
		Shares	($000)
	ADT Inc.	194,948	1,645
	Schneider National Inc. Class B	64,427	1,609
	Ryder System Inc.	20,443	1,547
*	Stericycle Inc.	21,237	1,434
	Exponent Inc.	13,848	1,349
	Wabash National Corp.	70,899	1,333
*	Axon Enterprise Inc.	9,200	1,310
	H&E Equipment Services Inc.	32,607	1,239
*	Kelly Services Inc. Class A	52,919	1,178
*	JELD-WEN Holding Inc.	37,424	1,036
	ABM Industries Inc.	19,862	1,013
	ManpowerGroup Inc.	10,144	1,003
*	Atlas Air Worldwide Holdings Inc.	16,386	990
	Pitney Bowes Inc.	113,017	931
*	Titan Machinery Inc.	32,128	819
*	SPX Corp.	13,685	797
	Matthews International Corp. Class A	19,864	786
*	Great Lakes Dredge & Dock Corp.	53,477	780
	Altra Industrial Motion Corp.	13,649	755
*	Fluor Corp.	30,900	713
	Systemax Inc.	16,382	674
	Maxar Technologies Inc.	17,384	657
*	Avis Budget Group Inc.	8,911	646
*	Vicor Corp.	6,652	566
	Watsco Inc.	2,049	534
	Interface Inc. Class A	41,285	515
*	Resideo Technologies Inc.	17,778	502
*	Veritiv Corp.	11,609	494
*	Daseke Inc.	57,380	487
*	TrueBlue Inc.	21,957	483
*	Quad/Graphics Inc.	135,304	478
*	Colfax Corp.	10,008	438
	Matson Inc.	6,159	411
	Timken Co.	5,040	409
*	Blue Bird Corp.	12,182	305
	Werner Enterprises Inc.	6,246	295
*	Lydall Inc.	8,220	277
			260,818
Information Technology (13.5%)
	Jabil Inc.	222,681	11,615
	TTEC Holdings Inc.	112,894	11,340
*	Manhattan Associates Inc.	85,455	10,031
*	Box Inc.	420,803	9,662
*	Workiva Inc. Class A	96,693	8,534
	Avnet Inc.	177,005	7,348
	Amkor Technology Inc.	260,317	6,172
	SYNNEX Corp.	53,370	6,129
*	Avaya Holdings Corp.	201,251	5,641
*	CommScope Holding Co. Inc.	360,390	5,536
*	Cirrus Logic Inc.	64,884	5,502
*	Teradata Corp.	126,918	4,891
*	Five9 Inc.	31,073	4,858
*	Plantronics Inc.	110,603	4,304
*	Synaptics Inc.	29,553	4,002
*	Alarm.com Holdings Inc.	45,544	3,934
*	Domo Inc.	69,033	3,886
*	Extreme Networks Inc.	435,013	3,806
	MKS Instruments Inc.	19,013	3,525
	MAXIMUS Inc.	36,448	3,245
*	Ultra Clean Holdings Inc.	52,577	3,052
	Kulicke & Soffa Industries Inc.	60,614	2,977
*	Enphase Energy Inc.	18,102	2,935
	Alliance Data Systems Corp.	25,233	2,828
*	A10 Networks Inc.	293,619	2,822
*	2U Inc.	68,248	2,609
*	Diebold Nixdorf Inc.	173,886	2,457
*	NeoPhotonics Corp.	204,419	2,443
*	Tenable Holdings Inc.	67,418	2,440
*	Agilysys Inc.	49,789	2,388
*	Cohu Inc.	56,608	2,369
*	MACOM Technology Solutions Holdings Inc.	40,404	2,344
*	Infinera Corp.	241,704	2,328
*	Axcelis Technologies Inc.	54,831	2,253
*	Super Micro Computer Inc.	55,688	2,175
*	Veeco Instruments Inc.	103,096	2,138
	Xperi Holding Corp	92,527	2,014
*	Sanmina Corp.	47,774	1,977
*	SunPower Corp.	58,769	1,966
*	Bill.com Holdings Inc.	13,370	1,945
*	Benefitfocus Inc.	140,070	1,934
*	Digital Turbine Inc.	23,663	1,902
*	NETGEAR Inc.	46,136	1,896
*	Verint Systems Inc.	41,400	1,883
*	Zuora Inc. Class A	119,516	1,769
*	Sykes Enterprises Inc.	37,054	1,633
*	Unisys Corp.	63,599	1,617
*	Mimecast Ltd.	39,180	1,575
*	SMART Global Holdings Inc.	33,454	1,540
*	LiveRamp Holdings Inc.	29,658	1,539
	QAD Inc. Class A	22,322	1,486
*	Cornerstone OnDemand Inc.	31,076	1,354
*	Lumentum Holdings Inc.	14,408	1,316
	CSG Systems International Inc.	26,108	1,172

Strategic Small-Cap Equity Fund

			Market
			Value●
		Shares	($000)
*	Ichor Holdings Ltd.	19,781	1,064
*	Cloudera Inc.	85,411	1,039
*	Alpha & Omega Semiconductor Ltd.	29,058	950
*	Evo Payments Inc. Class A	28,768	792
*	International Money Express Inc.	51,642	775
*	Applied Optoelectronics Inc.	87,592	732
*	Advanced Micro Devices Inc.	8,956	703
*	Calix Inc.	16,690	578
	ADTRAN Inc.	34,592	577
*	Cognyte Software Ltd.	20,682	575
*	3D Systems Corp.	19,961	548
*	Arlo Technologies Inc.	85,076	534
*	TTM Technologies Inc.	32,424	470
*	Conduent Inc.	51,831	345
*	FireEye Inc.	17,170	336
*	MaxLinear Inc.	8,555	292
			205,347
Materials (4.2%)
	Louisiana-Pacific Corp.	146,236	8,110
	Element Solutions Inc.	409,580	7,491
	Sensient Technologies Corp.	66,705	5,203
	Olin Corp.	126,254	4,794
	Commercial Metals Co.	155,015	4,781
*	Coeur Mining Inc.	432,816	3,908
	Verso Corp.	261,816	3,820
	Royal Gold Inc.	26,138	2,813
*	O-I Glass Inc.	188,202	2,774
*	TimkenSteel Corp.	209,008	2,456
	Domtar Corp.	52,576	1,943
	Worthington Industries Inc.	25,742	1,727
	Schnitzer Steel Industries Inc.	39,540	1,652
	Cabot Corp.	26,219	1,375
	Valvoline Inc.	51,154	1,334
	Ashland Global Holdings Inc.	12,683	1,126
*	Kraton Corp.	30,299	1,109
	Tredegar Corp.	72,983	1,096
*	Orion Engineered Carbons SA	51,544	1,017
	United States Steel Corp.	36,541	956
	Stepan Co.	7,014	892
	Silgan Holdings Inc.	19,489	819
	Trinseo SA	11,721	746
*	Koppers Holdings Inc.	21,380	743
*	Clearwater Paper Corp.	15,748	592
	Cleveland-Cliffs Inc.	24,484	492
	Hawkins Inc.	9,500	318
	SunCoke Energy Inc.	44,339	311
			64,398
Real Estate (6.9%)
*	Redfin Corp.	142,689	9,502
	MGM Growth Properties LLC Class A	268,711	8,765
	PotlatchDeltic Corp.	162,728	8,612
	Sabra Health Care REIT Inc.	428,748	7,443
	Uniti Group Inc.	589,145	6,498
*	Outfront Media Inc.	270,821	5,912
	National Health Investors Inc.	80,273	5,802
	Piedmont Office Realty Trust Inc. Class A	266,590	4,631
^	GEO Group Inc.	483,538	3,752
	Life Storage Inc.	42,211	3,628
^	Tanger Factory Outlet Centers Inc.	230,461	3,487
	RE/MAX Holdings Inc. Class A	72,013	2,837
*	Realogy Holdings Corp.	179,584	2,717
	Global Net Lease Inc.	143,687	2,595
	New Senior Investment Group Inc.	360,903	2,248
	SITE Centers Corp.	165,718	2,247
	American Finance Trust Inc.	226,037	2,220
	Brandywine Realty Trust	164,743	2,127
	Office Properties Income Trust	75,821	2,087
	Highwoods Properties Inc.	47,364	2,034
	Lexington Realty Trust	124,077	1,378
*	Ryman Hospitality Properties Inc.	17,487	1,355
	CareTrust REIT Inc.	55,003	1,281
	Universal Health Realty Income Trust	18,129	1,229
	Columbia Property Trust Inc.	70,850	1,212
	Kite Realty Group Trust	62,716	1,210
	RPT Realty	101,168	1,154
	One Liberty Properties Inc.	49,038	1,092
	Monmouth Real Estate Investment Corp.	47,305	837
	Diversified Healthcare Trust	172,604	825
^	Macerich Co.	68,378	800
*	Xenia Hotels & Resorts Inc.	38,072	742
*	Sunstone Hotel Investors Inc.	53,701	669

Strategic Small-Cap Equity Fund

		Market
		Value●
	Shares	($000)
UMH Properties Inc.	33,190	636
City Office REIT Inc.	59,087	628
Retail Properties of America Inc.	44,512	466
Retail Value Inc.	14,991	280
		104,938
Utilities (2.5%)
Hawaiian Electric Industries Inc.	187,843	8,346
National Fuel Gas Co.	106,225	5,310
MDU Resources Group Inc.	153,151	4,841
Otter Tail Corp.	78,459	3,623
Unitil Corp.	76,271	3,485
NextEra Energy Partners LP	43,083	3,140
IDACORP Inc.	25,276	2,527
Portland General Electric Co.	31,748	1,507
Southwest Gas Holdings Inc.	21,457	1,474
American States Water Co.	16,033	1,212
Spire Inc.	15,685	1,159
Black Hills Corp.	15,467	1,033
Clearway Energy Inc. Class A	22,718	602
		38,259
Total Common Stocks
(Cost $1,126,531)		1,512,161

Temporary Cash Investments (0.9%)
Money Market Fund (0.8%)
[1,2] Vanguard Market Liquidity Fund, 0.081%	122,154	12,215

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.1%)
United States Treasury Bill 0.020%, 8/26/21	700	700
Total Temporary Cash Investments
(Cost $12,913)		12,915
Total Investments (100.2%)
(Cost $1,139,444)		1,525,076
Other Assets and Liabilities—Net (-0.2%)		(2,600)
Net Assets (100%)		1,522,476

Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,192,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Collateral of $5,234,000 was received for securities on loan.

REIT—Real Estate Investment Trust.

Strategic Small-Cap Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2021	93	10,335	(68)

See accompanying Notes, which are an integral part of the Financial Statements.

Strategic Small-Cap Equity Fund

Statement of Assets and Liabilities

As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,127,231)	1,512,861
Affiliated Issuers (Cost $12,213)	12,215
Total Investments in Securities	1,525,076
Investment in Vanguard	53
Cash	392
Cash Collateral Pledged—Futures Contracts	516
Receivables for Investment Securities Sold	1,325
Receivables for Accrued Income	857
Receivables for Capital Shares Issued	3,293
Variation Margin Receivable—Futures Contracts	123
Total Assets	1,531,635
Liabilities
Payables for Investment Securities Purchased	2,241
Collateral for Securities on Loan	5,234
Payables for Capital Shares Redeemed	1,599
Payables to Vanguard	85
Total Liabilities	9,159
Net Assets	1,522,476

At March 31, 2021, net assets consisted of:

Paid-in Capital	1,073,325
Total Distributable Earnings (Loss)	449,151
Net Assets	1,522,476

Net Assets
Applicable to 36,354,705 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,522,476
Net Asset Value Per Share	$41.88

See accompanying Notes, which are an integral part of the Financial Statements.

Strategic Small-Cap Equity Fund

Statement of Operations

Six Months Ended
March 31, 2021
($000)
Investment Income
Income
Dividends	7,969
Interest[1]	3
Securities Lending—Net	429
Total Income	8,401
Expenses
The Vanguard Group—Note B
Investment Advisory Services	486
Management and Administrative	1,093
Marketing and Distribution	59
Custodian Fees	7
Shareholders’ Reports	3
Total Expenses	1,648
Net Investment Income	6,753
Realized Net Gain (Loss)
Investment Securities Sold[1]	114,519
Futures Contracts	2,878
Realized Net Gain (Loss)	117,397
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	361,117
Futures Contracts	(52)
Change in Unrealized Appreciation (Depreciation)	361,065
Net Increase (Decrease) in Net Assets Resulting from Operations	485,215
1

Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,000, $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Strategic Small-Cap Equity Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2021	2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,753	16,041
Realized Net Gain (Loss)	117,397	(45,372)
Change in Unrealized Appreciation (Depreciation)	361,065	(52,669)
Net Increase (Decrease) in Net Assets Resulting from Operations	485,215	(82,000)
Distributions
Total Distributions	(15,307)	(58,643)
Capital Share Transactions
Issued	292,353	213,872
Issued in Lieu of Cash Distributions	13,795	53,758
Redeemed	(282,153)	(493,499)
Net Increase (Decrease) from Capital Share Transactions	23,995	(225,869)
Total Increase (Decrease)	493,903	(366,512)
Net Assets
Beginning of Period	1,028,573	1,395,085
End of Period	1,522,476	1,028,573

See accompanying Notes, which are an integral part of the Financial Statements.

Strategic Small-Cap Equity Fund

Financial Highlights

Six Months
For a Share Outstanding	Ended March 31,	Year Ended September 30,
Throughout Each Period	2021	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$28.48	$31.41	$40.21	$36.99	$31.45	$28.95
Investment Operations
Net Investment Income	.191[1]	.392[1]	.393[1]	.373[1]	.462[1]	.494
Net Realized and Unrealized Gain (Loss) on Investments	13.648	(1.955)	(5.888)	5.294	5.545	2.682
Total from Investment Operations	13.839	(1.563)	(5.495)	5.667	6.007	3.176
Distributions
Dividends from Net Investment Income	(.439)	(.393)	(.378)	(.394)	(.467)	(.340)
Distributions from Realized Capital Gains	—	(.974)	(2.927)	(2.053)	—	(.336)
Total Distributions	(.439)	(1.367)	(3.305)	(2.447)	(.467)	(.676)
Net Asset Value, End of Period	$41.88	$28.48	$31.41	$40.21	$36.99	$31.45

Total Return[2]	48.87%	-5.55%	-12.91%	16.13%	19.19%	11.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,522	$1,029	$1,395	$1,917	$1,673	$1,351
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%	0.29%	0.29%	0.29%
Ratio of Net Investment Income to Average Net Assets	1.14%	1.35%	1.22%	0.99%	1.34%	1.78%
Portfolio Turnover Rate	34%	66%	67%	88%	91%	89%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Strategic Small-Cap Equity Fund

Notes to Financial Statements

Vanguard Strategic Small-Cap Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally

Strategic Small-Cap Equity Fund

three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

Strategic Small-Cap Equity Fund

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2021, the fund had contributed to Vanguard capital in the amount of $53,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Strategic Small-Cap Equity Fund

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2021, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	1,512,161	—	—	1,512,161
Temporary Cash Investments	12,215	700	—	12,915
Total	1,524,376	700	—	1,525,076
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	68	—	—	68
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

D. As of March 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives were as follows:

Amount
($000)
Tax Cost	1,139,453
Gross Unrealized Appreciation	437,447
Gross Unrealized Depreciation	(51,892)
Net Unrealized Appreciation (Depreciation)	385,555

E. During the six months ended March 31, 2021, the fund purchased $437,556,000 of investment securities and sold $424,371,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2021	September 30, 2020
	Shares	Shares
	(000)	(000)
Issued	7,504	7,704
Issued in Lieu of Cash Distributions	389	1,637
Redeemed	(7,658)	(17,640)
Net Increase (Decrease) in Shares Outstanding	235	(8,299)

G. Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Strategic Small-Cap Equity Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Horizon Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Strategic Small-Cap Equity Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2021 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q6152 052021

Semiannual Report  |  March 31, 2021
Vanguard International Core Stock Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2021
	Beginning Account Value 9/30/2020	Ending Account Value 3/31/2021	Expenses Paid During Period
Based on Actual Fund Return
International Core Stock Fund
Investor Shares	$1,000.00	$1,253.60	$2.58
AdmiralTM Shares	1,000.00	1,252.90	2.02
Based on Hypothetical 5% Yearly Return
International Core Stock Fund
Investor Shares	$1,000.00	$1,022.64	$2.32
Admiral Shares	1,000.00	1,023.14	1.82
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.46% for Investor Shares and 0.36% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).
2

International Core Stock Fund
Fund Allocation
As of March 31, 2021
Communication Services	6.7%
Consumer Discretionary	11.6
Consumer Staples	7.6
Energy	4.1
Financials	21.1
Health Care	5.8
Industrials	12.2
Information Technology	11.5
Materials	6.7
Other	3.8
Real Estate	4.3
Utilities	4.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

International Core Stock Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (59.0%)
Australia (2.1%)
	BHP Group plc	144,653	4,165
	Australia & New Zealand Banking Group Ltd.	187,176	4,019
	Brambles Ltd.	265,803	2,144
			10,328
Austria (0.3%)
*,1	BAWAG Group AG	26,828	1,384
Brazil (1.1%)
*	Banco Bradesco SA Preference Shares	626,200	2,978
	B3 SA - Brasil Bolsa Balcao	259,100	2,514
			5,492
Canada (3.2%)
	Brookfield Asset Management Inc. Class A	81,201	3,612
	Bank of Nova Scotia	53,570	3,351
	Barrick Gold Corp.	163,712	3,248
	Canadian National Railway Co.	24,782	2,876
	Magna International Inc.	30,781	2,711
			15,798
China (6.4%)
	China Merchants Bank Co. Ltd. Class H	480,000	3,677
	ENN Energy Holdings Ltd.	188,800	3,045
	Midea Group Co. Ltd. Class A	206,500	2,602
*	Baidu Inc. ADR	11,564	2,516
[1]	CSC Financial Co. Ltd. Class H	1,747,000	2,302
*	Alibaba Group Holding Ltd.	72,940	2,073
	Anhui Conch Cement Co. Ltd. Class H	309,500	2,021
	China Longyuan Power Group Corp. Ltd. Class H	1,457,000	1,990
	Shimao Group Holdings Ltd.	603,000	1,904
	China Life Insurance Co. Ltd. Class H	897,000	1,864
		Shares	Market Value• ($000)
	China Tourism Group Duty Free Corp. Ltd. Class A	37,575	1,763
	Zhongsheng Group Holdings Ltd.	225,500	1,598
	China Overseas Land & Investment Ltd.	597,216	1,561
	CIFI Holdings Group Co. Ltd.	1,520,000	1,479
	Xinyi Solar Holdings Ltd.	774,000	1,283
			31,678
France (6.6%)
	TOTAL SE	123,186	5,743
	Schneider Electric SE	32,483	4,948
	AXA SA	175,308	4,706
*	Credit Agricole SA	283,562	4,107
*	Airbus SE	33,702	3,822
	Pernod Ricard SA	15,718	2,942
*	Faurecia SE	54,465	2,898
	Capgemini SE	13,171	2,240
	Edenred	29,239	1,527
			32,933
Germany (3.2%)
	Volkswagen AG Preference Shares	18,473	5,171
	Allianz SE (Registered)	16,315	4,150
	Brenntag SE	37,101	3,169
	United Internet AG (Registered)	49,983	2,007
	Wacker Chemie AG	10,719	1,525
			16,022
Greece (0.3%)
	Hellenic Telecommunications Organization SA	107,746	1,729
Hong Kong (1.3%)
	AIA Group Ltd.	341,400	4,178
	New World Development Co. Ltd.	487,250	2,531
			6,709
India (1.1%)
	Reliance Industries Ltd.	86,016	2,365
4

International Core Stock Fund
		Shares	Market Value• ($000)
	Power Grid Corp. of India Ltd.	685,687	2,026
	Mahindra & Mahindra Ltd.	124,411	1,360
			5,751
Ireland (0.7%)
	Smurfit Kappa Group plc	70,023	3,286
Italy (0.7%)
	Enel SpA	340,432	3,386
Japan (8.4%)
	ITOCHU Corp.	139,400	4,526
	Mitsui Fudosan Co. Ltd.	179,500	4,092
	Seven & i Holdings Co. Ltd.	92,600	3,739
	KDDI Corp.	104,500	3,220
	Tokyo Electron Ltd.	7,100	3,086
	Tokio Marine Holdings Inc.	64,600	3,074
	FANUC Corp.	12,650	3,041
	Astellas Pharma Inc.	197,000	3,035
	Nomura Holdings Inc.	535,500	2,837
	Ono Pharmaceutical Co. Ltd.	87,300	2,283
	East Japan Railway Co.	28,500	2,027
	Isuzu Motors Ltd.	188,600	2,025
	Fujitsu Ltd.	13,600	1,979
	Eisai Co. Ltd.	21,600	1,452
	Food & Life Cos. Ltd.	27,500	1,219
			41,635
Mexico (0.9%)
	Wal-Mart de Mexico SAB de CV	1,362,100	4,296
Netherlands (2.1%)
	Royal Dutch Shell plc Class A	198,519	3,859
	Koninklijke KPN NV	992,053	3,365
*	AerCap Holdings NV	56,517	3,320
			10,544
Norway (0.3%)
	Norsk Hydro ASA	253,035	1,625
Other (2.2%)
[2]	Vanguard FTSE Developed Markets ETF	228,188	11,207
Russia (0.4%)
	Sberbank of Russia PJSC ADR	134,200	2,063
South Africa (0.8%)
	Anglo American plc	98,821	3,871
South Korea (2.9%)
	Samsung Electronics Co. Ltd.	109,618	7,930
		Shares	Market Value• ($000)
	KB Financial Group Inc.	72,040	3,551
	SK Telecom Co. Ltd.	11,583	2,824
			14,305
Spain (1.2%)
	Iberdrola SA	241,585	3,118
	Industria de Diseno Textil SA	92,029	3,041
			6,159
Sweden (0.8%)
*	Alfa Laval AB	127,462	3,852
Switzerland (3.4%)
	Nestle SA (Registered)	61,975	6,909
	UBS Group AG (Registered)	294,954	4,563
	Roche Holding AG	13,751	4,455
	PSP Swiss Property AG (Registered)	8,891	1,083
			17,010
Taiwan (3.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	384,000	8,087
	Hon Hai Precision Industry Co. Ltd.	1,086,309	4,765
	MediaTek Inc.	84,654	2,912
	Uni-President Enterprises Corp.	949,000	2,437
			18,201
Thailand (0.4%)
	Thai Beverage PCL	3,750,400	2,068
United Kingdom (4.5%)
	AstraZeneca plc	42,859	4,278
	WPP plc	306,633	3,907
*	Compass Group plc	191,017	3,859
	Standard Chartered plc	438,147	3,017
	Berkeley Group Holdings plc	37,522	2,297
	Rotork plc	434,915	2,138
	Hikma Pharmaceuticals plc	49,398	1,550
	B&M European Value Retail SA	180,107	1,310
			22,356
Total Common Stocks (Cost $257,634)			293,688

5

International Core Stock Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[3] Vanguard Market Liquidity Fund, 0.081% (Cost $5,699)	56,992	5,699
Total Investments (60.1%) (Cost $263,333)		299,387
Other Assets and Liabilities—Net (39.9%)		198,602
Net Assets (100%)		497,989
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate value of these securities was $3,686,000, representing 0.7% of net assets.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
6

International Core Stock Fund
Statement of Assets and Liabilities
As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $247,109)	282,481
Affiliated Issuers (Cost $16,224)	16,906
Total Investments in Securities	299,387
Investment in Vanguard	10
Cash	1,351
Foreign Currency, at Value (Cost $99)	98
Receivables for Accrued Income	1,344
Receivables for Capital Shares Issued	200,914
Total Assets	503,104
Liabilities
Payables for Investment Securities Purchased	4,406
Payables for Capital Shares Redeemed	509
Payables to Investment Advisor	127
Payables to Vanguard	13
Deferred Foreign Capital Gains Taxes	60
Total Liabilities	5,115
Net Assets	497,989
At March 31, 2021, net assets consisted of:

Paid-in Capital	457,698
Total Distributable Earnings (Loss)	40,291
Net Assets	497,989

Investor Shares—Net Assets
Applicable to 5,031,165 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	61,357
Net Asset Value Per Share—Investor Shares	$12.20

Admiral Shares—Net Assets
Applicable to 17,894,489 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	436,632
Net Asset Value Per Share—Admiral Shares	$24.40
See accompanying Notes, which are an integral part of the Financial Statements.
7

International Core Stock Fund
Statement of Operations

Six Months Ended March 31, 2021
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	2,464
Dividends—Affiliated Issuers	139
Interest—Unaffiliated Issuers	—
Interest—Affiliated Issuers	2
Securities Lending—Net	3
Total Income	2,608
Expenses
Investment Advisory Fees—Note B
Basic Fee	213
Performance Adjustment	7
The Vanguard Group—Note C
Management and Administrative—Investor Shares	59
Management and Administrative—Admiral Shares	148
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—Admiral Shares	4
Custodian Fees	9
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—Admiral Shares	1
Trustees’ Fees and Expenses	—
Total Expenses	446
Net Investment Income	2,162
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	10,428
Investment Securities Sold—Affiliated Issuers	495
Foreign Currencies	(61)
Realized Net Gain (Loss)	10,862
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[2]	35,463
Investment Securities—Affiliated Issuers	753
Foreign Currencies	(21)
Change in Unrealized Appreciation (Depreciation)	36,195
Net Increase (Decrease) in Net Assets Resulting from Operations	49,219
1	Dividends are net of foreign withholding taxes of $292,000.
2	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($57,000).
See accompanying Notes, which are an integral part of the Financial Statements.
8

International Core Stock Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2021	October 1, 2019[1] to September 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,162	3,610
Realized Net Gain (Loss)	10,862	(7,864)
Change in Unrealized Appreciation (Depreciation)	36,195	(215)
Net Increase (Decrease) in Net Assets Resulting from Operations	49,219	(4,469)
Distributions
Investor Shares	(814)	(42)
Admiral Shares	(3,445)	(160)
Total Distributions	(4,259)	(202)
Capital Share Transactions
Investor Shares	12,840	40,253
Admiral Shares	252,247	152,360
Net Increase (Decrease) from Capital Share Transactions	265,087	192,613
Total Increase (Decrease)	310,047	187,942
Net Assets
Beginning of Period	187,942	—
End of Period	497,989	187,942
1	Commencement of subscription period for the fund.
See accompanying Notes, which are an integral part of the Financial Statements.
9

International Core Stock Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2021	October 1, 2019[1] to September 30, 2020

Net Asset Value, Beginning of Period	$9.91	$10.00
Investment Operations
Net Investment Income[2]	.100	.190
Net Realized and Unrealized Gain (Loss) on Investments	2.397	(.269)
Total from Investment Operations	2.497	(.079)
Distributions
Dividends from Net Investment Income	(.207)	(.011)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.207)	(.011)
Net Asset Value, End of Period	$12.20	$9.91
Total Return[3]	25.36%	-0.79%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$61	$39
Ratio of Total Expenses to Average Net Assets	0.46%[4]	0.46%[5,6]
Ratio of Net Investment Income to Average Net Assets	1.72%	2.04%[5]
Portfolio Turnover Rate	50%	80%
The expense ratio and net investment income ratio for the current period have been annualized.
1	The subscription period for the fund was October 1, 2019, to October 15, 2019, during which time all assets were held in cash. Performance measurement began October 16, 2019, the first business day after the subscription period, at a net asset value of $10.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of 0.01%.
5	Annualized.
6	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.45%.
See accompanying Notes, which are an integral part of the Financial Statements.
10

International Core Stock Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2021	October 1, 2019[1] to September 30, 2020

Net Asset Value, Beginning of Period	$19.85	$20.00
Investment Operations
Net Investment Income[2]	.210	.401
Net Realized and Unrealized Gain (Loss) on Investments	4.775	(.527)
Total from Investment Operations	4.985	(.126)
Distributions
Dividends from Net Investment Income	(.435)	(.024)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.435)	(.024)
Net Asset Value, End of Period	$24.40	$19.85
Total Return[3]	25.29%	-0.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$437	$149
Ratio of Total Expenses to Average Net Assets	0.36%[4]	0.36%[5,6]
Ratio of Net Investment Income to Average Net Assets	1.82%	2.15%[5]
Portfolio Turnover Rate	50%	80%
The expense ratio and net investment income ratio for the current period have been annualized.
1	The subscription period for the fund was October 1, 2019, to October 15, 2019, during which time all assets were held in cash. Performance measurement began October 16, 2019, the first business day after the subscription period, at a net asset value of $20.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of 0.01%.
5	Annualized.
6	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.35%.
See accompanying Notes, which are an integral part of the Financial Statements.
11

International Core Stock Fund
Notes to Financial Statements
Vanguard International Core Stock Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12

International Core Stock Fund
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
13

International Core Stock Fund
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the MSCI All Country World Index ex USA since December 31, 2019. For the six months ended March 31, 2021, the investment advisory fee represented an effective annual basic rate of 0.18% of the fund’s average net assets before a net increase of $7,000 (0.01%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2021, the fund had contributed to Vanguard capital in the amount of $10,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
14

International Core Stock Fund
The following table summarizes the market value of the fund’s investments as of March 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	25,586	—	—	25,586
Common Stocks—Other	17,043	251,059	—	268,102
Temporary Cash Investments	5,699	—	—	5,699
Total	48,328	251,059	—	299,387
E.  As of March 31, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	263,661
Gross Unrealized Appreciation	42,905
Gross Unrealized Depreciation	(7,179)
Net Unrealized Appreciation (Depreciation)	35,726
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2020, the fund had available capital losses totaling $7,415,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended March 31, 2021, the fund purchased $176,747,000 of investment securities and sold $113,537,000 of investment securities, other than temporary cash investments.
G.  Capital share transactions for each class of shares were:
	Six Months Ended March 31, 2021		October 1, 2019[1] to September 30, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	25,655	2,192	72,867	7,360
Issued in Lieu of Cash Distributions	679	60	34	3
Redeemed	(13,494)	(1,187)	(32,648)	(3,397)
Net Increase (Decrease)—Investor Shares	12,840	1,065	40,253	3,966
15

International Core Stock Fund
	Six Months Ended March 31, 2021		October 1, 2019[1] to September 30, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	284,730	11,827	240,263	12,188
Issued in Lieu of Cash Distributions	2,621	116	125	6
Redeemed	(35,104)	(1,538)	(88,028)	(4,705)
Net Increase (Decrease)—Admiral Shares	252,247	10,405	152,360	7,489
1	Commencement of subscription period for the fund.
At March 31, 2021, one shareholder was the record or beneficial owner of 40% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Sep. 30, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2021 Market Value ($000)
Vanguard FTSE Developed Markets ETF	2,479	48,280	40,800	495	753	139	—	11,207
Vanguard Market Liquidity Fund	6,027	NA1	NA1	—	—	2	—	5,699
Total	8,506	48,280	40,800	495	753	141	—	16,906
1	Not applicable—purchases and sales are for temporary cash investment purposes.
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.
16

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard International Core Stock Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2019, and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. Rather than relying on one style or valuation framework, Wellington Management seeks to construct an international portfolio that takes advantage of multiple alpha-generation techniques, which in their view increases their odds of success over time. They employ a multi-disciplinary investment approach that systematically draws investment ideas from Wellington Management’s quantitative research teams, macro-economic research, global industry analyst research, positions held by Wellington Management’s investment boutique teams, and ESG research that emphasizes positive governance practices. This multi-disciplinary approach yields an opportunity set of 100 to 150 companies, of which the team will make selections based on its assessment of each company’s management teams, capital allocation, and competitive advantages. The team then seeks to create a portfolio that prioritizes stock specific alpha potential, limiting the portfolio’s style, factor, region, and industry risk exposure. Wellington Management has managed the fund since its inception.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
17

Investment performance
The board considered the fund's performance since its inception in 2019, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
18

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Horizon Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard International Core Stock Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
19

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q24042 052021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2021

			Market Value
		Shares	($000)
Common Stocks (94.9%)
Australia (0.9%)
	Orica Ltd.	1,359,134	14,449
	Cleanaway Waste Management Ltd.	3,194,136	5,363
	Brambles Ltd.	616,099	4,970
	ALS Ltd.	608,334	4,498
	carsales.com Ltd.	297,701	4,048
	GUD Holdings Ltd.	448,995	4,001
	BlueScope Steel Ltd.	268,384	3,961
	Insurance Australia Group Ltd.	1,091,064	3,887
	BHP Group Ltd.	108,569	3,766
	Washington H Soul Pattinson & Co. Ltd.	106,375	2,561
	Australia & New Zealand Banking Group Ltd.	103,494	2,222
	Aurizon Holdings Ltd.	732,942	2,178
	QBE Insurance Group Ltd.	273,394	2,002
	Newcrest Mining Ltd.	105,540	1,994
	Macquarie Group Ltd.	13,867	1,617
	Coca-Cola Amatil Ltd.	154,454	1,579
	Ampol Ltd.	83,340	1,560
	Asaleo Care Ltd.	1,394,691	1,483
	Telstra Corp. Ltd.	480,728	1,245
	Oil Search Ltd.	360,886	1,128
	Evolution Mining Ltd.	350,475	1,092
	AMP Ltd.	1,111,213	1,071
*	Qantas Airways Ltd.	244,309	948
	Metcash Ltd.	333,457	936
	James Hardie Industries plc	29,918	904
	IPH Ltd.	173,702	877
	Beach Energy Ltd.	669,209	875
	GWA Group Ltd.	394,982	860
	Nine Entertainment Co. Holdings Ltd.	394,953	835
*	Domain Holdings Australia Ltd.	222,897	715
	Aristocrat Leisure Ltd.	23,191	608
	Challenger Ltd.	101,179	493
	Alumina Ltd.	165,566	220
			78,946
Austria (0.0%)
	Wienerberger AG	56,799	2,077
	Oesterreichische Post AG	17,770	777
	Andritz AG	12,724	572
			3,426
Belgium (0.0%)
	Anheuser-Busch InBev SA/NV	24,524	1,542

Brazil (0.6%)
	B3 SA - Brasil Bolsa Balcao	2,185,900	21,212
	Porto Seguro SA	1,047,272	8,741
*	Natura & Co. Holding SA	777,681	6,651
	Ambev SA	1,603,227	4,355
	MRV Engenharia e Participacoes SA	1,065,100	3,444
	Banco Bradesco SA Preference Shares	442,930	2,106
	LOG Commercial Properties e Participacoes SA	386,133	1,965
*	Embraer SA	715,013	1,780
	Itausa - Investimentos Itau SA Preference Shares	564,023	1,034
*	LPS Brasil Consultoria de Imoveis SA	330,688	235
			51,523
Canada (3.2%)
*	Shopify Inc. Class A	71,780	79,425
	Fairfax Financial Holdings Ltd. (XTSE)	108,340	47,291
	Barrick Gold Corp.	2,386,669	47,256
	Brookfield Asset Management Inc. Class A	512,340	22,790
^	PrairieSky Royalty Ltd.	2,009,440	21,666
*,1	Spin Master Corp.	582,984	16,278

1

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2021

			Market Value
		Shares	($000)
*	Gildan Activewear Inc.	502,420	15,376
	Fairfax Financial Holdings Ltd.	27,770	12,089
	Ritchie Bros Auctioneers Inc.	118,620	6,945
			269,116
Chile (0.1%)
	Quinenco SA	2,713,516	5,763
*	Cia Sud Americana de Vapores SA	86,294,196	4,646
	Enaex SA	94,405	1,183
			11,592
China (4.0%)
*,1	Meituan Dianping Class B	1,924,100	75,086
*	Alibaba Group Holding Ltd. ADR	313,838	71,157
	Ping An Insurance Group Co. of China Ltd.	4,468,000	53,443
*	Tencent Music Entertainment Group ADR	1,199,226	24,572
*,1	Ping An Healthcare and Technology Co. Ltd.	1,384,400	17,473
	Autohome Inc. ADR	173,470	16,180
§	Brilliance China Automotive Holdings Ltd.	16,914,000	16,004
*	Baidu Inc. ADR	71,278	15,507
*,^	Li Auto Inc. ADR	541,213	13,530
*	KE Holdings Inc. ADR	138,399	7,886
	Yum China Holdings Inc.	121,188	7,176
	Tingyi Cayman Islands Holding Corp.	3,137,608	5,769
	Want Want China Holdings Ltd.	6,881,557	5,170
	China Mengniu Dairy Co. Ltd.	347,000	1,999
	Uni-President China Holdings Ltd.	1,468,000	1,786
*	Trip.com Group Ltd. ADR	43,696	1,732
	Tsingtao Brewery Co. Ltd. Class H	126,000	1,121
[1]	BAIC Motor Corp. Ltd. Class H	2,161,132	695
	Ajisen China Holdings Ltd.	2,418,000	398
			336,684
Colombia (0.1%)
	Bancolombia SA ADR	100,853	3,227
	Grupo Aval Acciones y Valores Preference Shares	4,085,080	1,276
			4,503
Czech Republic (0.0%)
*	Komercni banka as	75,118	2,318

Denmark (0.6%)
*	Genmab A/S	63,017	20,726
	Vestas Wind Systems A/S	36,780	7,587
	Novo Nordisk A/S Class B	79,604	5,364
	Coloplast A/S Class B	32,498	4,886
	GN Store Nord A/S	45,469	3,579
[1]	Orsted A/S	17,320	2,796
*	Demant A/S	61,672	2,611
	Carlsberg A/S Class B	11,755	1,803
	Danske Bank A/S	18,564	347
			49,699
Finland (0.0%)
	Sampo Oyj Class A	73,982	3,336
	Wartsila OYJ Abp	65,834	690
			4,026
France (1.7%)
	Pernod Ricard SA	320,121	59,920
	Legrand SA	234,844	21,819
	EssilorLuxottica SA	122,330	19,929
*	Ubisoft Entertainment SA	184,936	14,056
*	BNP Paribas SA	69,136	4,212
	Schneider Electric SE	20,077	3,058
	Axa SA	104,991	2,818
*	ArcelorMittal SA	97,441	2,805
	Edenred	51,684	2,699
*	Eurofins Scientific SE	27,909	2,668

2

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2021

			Market Value
		Shares	($000)
*	Airbus SE	19,706	2,235
	L'Occitane International SA	529,380	1,482
*	JCDecaux SA	58,460	1,474
	Teleperformance	3,482	1,270
*	Alten SA	10,128	1,188
*	Getlink SE	65,516	1,004
	Thales SA	8,304	824
	Quadient SA	13,390	321
*	Elis SA (XPAR)	19,413	317
	Vicat SA	5,873	285
*	Elis SA (XLON)	14,337	235
	Imerys SA	4,465	217
*	Technip Energies NV	4,789	73
			144,909
Germany (1.7%)
*	adidas AG	122,088	38,139
	Henkel AG & Co. KGaA Preference Shares	253,664	28,521
	Deutsche Boerse AG	146,390	24,326
	Beiersdorf AG	127,673	13,490
	Henkel AG & Co. KGaA	87,722	8,691
*	HelloFresh SE	65,366	4,870
	Basf Se	39,235	3,261
	Brenntag SE	35,664	3,047
	Volkswagen AG Preference Shares	9,635	2,697
	Fresenius Medical Care AG & Co. KGaA	36,219	2,668
	Bayerische Motoren Werke AG	20,498	2,127
	Deutsche Telekom AG	80,142	1,615
*,^	TUI AG (XETR)	283,090	1,410
	Stabilus SA	19,597	1,382
*	CTS Eventim AG & Co. KGaA	17,323	1,006
	Hannover Rueck SE	4,785	874
*	Zooplus AG	2,353	672
	Gerresheimer AG	6,185	614
	GEA Group AG	12,417	509
			139,919
Greece (0.3%)
*	Eurobank Ergasias Services and Holdings SA	15,997,111	13,605
	Jumbo SA	390,348	7,162
*	Fourlis Holdings SA	554,278	2,762
*	Cairo Mezz PLC	1,333,092	199
			23,728
Hong Kong (1.4%)
	AIA Group Ltd.	5,923,200	72,481
*	Sands China Ltd.	3,765,600	18,874
	Jardine Matheson Holdings Ltd. (XSES)	126,700	8,301
	Stella International Holdings Ltd.	2,938,673	3,717
	Jardine Strategic Holdings Ltd.	77,700	2,558
*	Galaxy Entertainment Group Ltd.	167,000	1,510
	CK Hutchison Holdings Ltd.	127,692	1,020
	ASM Pacific Technology Ltd.	58,100	744
	Swire Pacific Ltd. Class A	98,000	738
*	Esprit Holdings Ltd.	7,094,414	705
	Techtronic Industries Co. Ltd.	38,500	660
	First Pacific Co. Ltd.	1,395,250	461
	Johnson Electric Holdings Ltd.	124,000	334
	Television Broadcasts Ltd.	181,200	189
*	Esprit Holdings Ltd. 04/14/2021	3,547,207	16
	Jardine Matheson Holdings Ltd.	200	13
			112,321
India (1.8%)
	Housing Development Finance Corp. Ltd.	1,342,970	46,143
[1]	Reliance Industries Ltd. GDR	706,504	39,062
*	ICICI Bank Ltd. ADR	1,474,033	23,629

3

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2021

			Market Value
		Shares	($000)
*	Axis Bank Ltd.	1,020,685	9,799
	Bharti Airtel Ltd.	1,357,305	9,628
	Shriram Transport Finance Co. Ltd.	477,121	9,341
	Genpact Ltd.	142,660	6,109
	Mahindra & Mahindra Ltd.	323,886	3,540
			147,251
Indonesia (0.1%)
*	Media Nusantara Citra Tbk PT	37,860,650	2,493
	Bank Mandiri Persero Tbk PT	5,435,800	2,303
	United Tractors Tbk PT	911,043	1,388
			6,184
Ireland (1.8%)
*	Ryanair Holdings plc ADR	761,205	87,539
	CRH plc	1,114,275	52,238
*	Flutter Entertainment plc (XLON)	20,310	4,339
*	Bank of Ireland Group plc	434,922	2,148
*	Flutter Entertainment plc (XDUB)	9,106	1,953
*	Irish Continental Group plc	152,212	788
*,§	Irish Bank Resolution Corp. Ltd.	122,273	—
			149,005
Italy (0.1%)
*	CNH Industrial NV	266,153	4,120
*	UniCredit SPA	189,347	2,000
^	Saipem SPA	628,066	1,711
	Davide Campari-Milano NV	109,071	1,221
*	Amplifon SPA	17,450	649
*	Intesa Sanpaolo SPA (Registered)	223,524	606
	Reply SPA	4,174	528
			10,835
Japan (7.0%)
	Olympus Corp.	2,853,300	59,189
	Advantest Corp.	602,400	52,910
	Sysmex Corp.	388,200	41,904
	SoftBank Group Corp.	421,800	35,911
	SMC Corp.	60,200	35,059
	CyberAgent Inc.	1,898,800	34,274
	KDDI Corp.	1,010,800	31,143
	Toyota Motor Corp.	318,800	24,809
	Bridgestone Corp.	566,000	23,011
	Secom Co. Ltd.	231,800	19,541
	Tokio Marine Holdings Inc.	319,300	15,196
	Sompo Holdings Inc.	390,500	14,962
	Hoshizaki Corp.	159,300	14,245
	Kyocera Corp.	210,800	13,413
	MS&AD Insurance Group Holdings Inc.	382,100	11,240
	Koito Manufacturing Co. Ltd.	158,900	10,691
	Hitachi Ltd.	221,100	10,022
	Nippon Telegraph & Telephone Corp.	253,900	6,551
	Sohgo Security Services Co. Ltd.	121,400	5,745
	USS Co. Ltd.	292,500	5,737
	Dai-ichi Life Holdings Inc.	279,000	4,796
	Kirin Holdings Co. Ltd.	213,000	4,087
	NTT Data Corp.	262,300	4,068
	Resona Holdings Inc.	966,300	4,059
	Seven & i Holdings Co. Ltd.	86,000	3,473
	Taiheiyo Cement Corp.	124,800	3,288
	East Japan Railway Co.	44,900	3,193
	Japan Post Holdings Co. Ltd.	352,800	3,144
	TDK Corp.	19,600	2,729
	Lixil Corp.	92,900	2,585
	Sumitomo Mitsui Financial Group Inc.	65,400	2,371
	Rohm Co. Ltd.	23,800	2,334
	Fuji Media Holdings Inc.	189,600	2,324

4

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2021

			Market Value
		Shares	($000)
	Nomura Holdings Inc.	425,800	2,256
	SCSK Corp.	37,700	2,241
	ITOCHU Corp.	68,700	2,230
	NEC Corp.	36,800	2,173
	Nippon Steel Corp.	124,300	2,122
	Obayashi Corp.	231,000	2,120
	Daiwa House Industry Co. Ltd.	71,600	2,101
	Oji Holdings Corp.	298,300	1,934
	Maeda Corp.	223,500	1,930
	Takeda Pharmaceutical Co. Ltd.	52,400	1,910
	Tsumura & Co.	52,800	1,890
	Toyota Industries Corp.	20,600	1,841
	Air Water Inc.	97,900	1,718
	Nissan Chemical Corp.	31,900	1,707
	Sega Sammy Holdings Inc.	108,200	1,691
	Sumitomo Mitsui Trust Holdings Inc.	46,800	1,633
	Daifuku Co. Ltd.	16,400	1,612
	Alfresa Holdings Corp.	82,800	1,599
	Penta-Ocean Construction Co. Ltd.	201,800	1,586
	Toyo Suisan Kaisha Ltd.	36,500	1,532
	Sekisui Chemical Co. Ltd.	78,000	1,502
	JAFCO Group Co. Ltd	23,900	1,427
	Nippon Television Holdings Inc.	107,370	1,411
	Nintendo Co. Ltd.	2,500	1,409
	Marui Group Co. Ltd.	74,200	1,399
	MediPal Holdings Corp.	71,900	1,382
	Kao Corp.	20,800	1,376
	Toyo Seikan Group Holdings Ltd.	108,800	1,295
	Matsumotokiyoshi Holdings Co. Ltd.	29,000	1,294
	Asics Corp.	79,200	1,267
	NET One Systems Co. Ltd.	39,400	1,262
*	Renesas Electronics Corp.	111,700	1,223
	Omron Corp.	15,600	1,222
	Sumitomo Electric Industries Ltd.	75,300	1,132
	Mitsubishi Logistics Corp.	35,000	1,072
	Persol Holdings Co. Ltd.	54,100	1,063
	Bandai Namco Holdings Inc.	14,650	1,047
	Tokyo Gas Co. Ltd.	45,400	1,011
	Tokyo Ohka Kogyo Co. Ltd.	16,000	1,004
	Casio Computer Co. Ltd.	50,900	962
	Daiwa Securities Group Inc.	184,500	956
	Fukuoka Financial Group Inc.	48,600	922
	Sumitomo Metal Mining Co. Ltd.	20,800	901
	Senko Group Holdings Co. Ltd.	94,900	900
	Megmilk Snow Brand Co. Ltd.	44,200	897
	NS Solutions Corp.	28,000	890
	TechnoPro Holdings Inc.	10,000	837
	Nomura Co. Ltd.	99,300	823
	NSK Ltd.	78,300	805
	Mitsubishi Estate Co. Ltd.	43,200	757
	Fuji Oil Holdings Inc.	27,700	738
	Yakult Honsha Co. Ltd.	14,100	713
	Hakuhodo DY Holdings Inc.	33,300	556
	Aeon Delight Co. Ltd.	19,000	555
§	Sawai Pharmaceutical Co. Ltd.	10,800	520
	Toho Co. Ltd.	12,700	516
	NH Foods Ltd.	11,900	511
	Nippon Suisan Kaisha Ltd.	98,300	473
	Nippon Shokubai Co. Ltd.	7,900	453
	Sumitomo Bakelite Co. Ltd.	10,900	447
	Inpex Corp.	59,500	407
	Azbil Corp.	7,900	341
	Onward Holdings Co. Ltd.	93,600	264
			585,772

5

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2021

			Market Value
		Shares	($000)
Kenya (0.0%)
*	East African Breweries Ltd.	1,547,197	2,237

Malaysia (0.0%)
	Sime Darby Bhd.	2,569,600	1,488

Mexico (0.6%)
*	Grupo Financiero Inbursa SAB de CV	11,891,109	10,804
	Fomento Economico Mexicano SAB de CV ADR	117,675	8,864
*	Genomma Lab Internacional SAB de CV Class B	7,597,229	7,661
*	Gentera SAB de CV	9,461,003	4,226
	Kimberly-Clark de Mexico SAB de CV Class A	2,306,730	3,942
	Alfa SAB de CV Class A	6,080,400	3,510
	Industrias Bachoco SAB de CV Class B	834,530	2,778
	Grupo Lala SAB de CV	3,906,427	2,609
*	Grupo Televisa SAB ADR	280,686	2,487
*	Grupo Aeroportuario del Pacifico SAB de CV Class B	179,391	1,875
	Qualitas Controladora SAB de CV	209,166	1,150
*,1	Nemak SAB de CV	3,246,922	877
			50,783
Netherlands (1.8%)
	Unilever plc (XAMS)	1,123,265	62,713
	Prosus NV	391,116	43,523
*,1	Adyen NV	10,554	23,550
	Heineken NV	29,887	3,068
	Koninklijke Philips NV	43,921	2,505
	ASML Holding NV	3,703	2,272
	Koninklijke Ahold Delhaize NV	72,399	2,019
	Koninklijke KPN NV	492,266	1,670
*,1	Just Eat Takeaway.com NV	17,632	1,623
	Coca-Cola European Partners plc	25,001	1,304
*	Boskalis Westminster	32,073	1,030
^	Randstad NV	9,086	638
			145,915
New Zealand (0.0%)
	Fletcher Building Ltd.	364,561	1,806
*	SKY Network Television Ltd.	3,759,768	457
			2,263
Norway (0.6%)
*	Schibsted ASA Class A	545,283	22,919
*	Adevinta ASA Class B	760,963	11,212
*	Schibsted ASA Class B	220,101	7,889
	Equinor ASA	158,533	3,095
	Dnb ASA	61,081	1,302
			46,417
Philippines (0.0%)
	Bank of the Philippine Islands	1,159,870	1,951
	GT Capital Holdings Inc.	150,030	1,617
			3,568
Russia (0.5%)
	Sberbank of Russia PJSC ADR	1,472,874	22,696
*	Mail.Ru Group Ltd. GDR	413,964	9,458
	Alrosa PJSC	2,341,004	3,276
*	Global Ports Investments plc GDR	787,969	2,767
	LUKOIL PJSC ADR (XLON)	23,787	1,922
	Globaltrans Investment plc GDR	194,968	1,299
	LUKOIL PJSC ADR	441	36
			41,454
Singapore (1.2%)
*	Sea Ltd. ADR	362,988	81,030
	Jardine Cycle & Carriage Ltd.	203,900	3,421
	United Overseas Bank Ltd.	177,000	3,413

6

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2021

			Market Value
		Shares	($000)
	Delfi Ltd.	5,247,300	3,131
	Genting Singapore Ltd.	4,458,200	3,054
	DBS Group Holdings Ltd.	133,600	2,865
	Great Eastern Holdings Ltd.	155,700	2,610
	Haw Par Corp. Ltd.	189,641	1,856
	Singapore Telecommunications Ltd.	492,200	894
	United Industrial Corp. Ltd.	132,400	258
			102,532
South Africa (2.1%)
	Naspers Ltd.	583,543	139,765
	Tiger Brands Ltd.	736,642	10,512
	Anglo American Platinum Ltd.	43,049	6,278
	Remgro Ltd.	545,019	3,843
	Raubex Group Ltd.	1,753,847	3,375
	Telkom SA SOC Ltd.	917,269	2,630
	AngloGold Ashanti Ltd.	82,451	1,795
*	Grindrod Ltd.	4,854,786	1,575
	JSE Ltd.	168,480	1,274
	PSG Group Ltd.	201,061	962
*	Tsogo Sun Gaming Ltd.	754,964	333
			172,342
South Korea (1.3%)
	Samsung Electronics Co. Ltd.	975,397	70,565
	SK Hynix Inc.	59,594	7,036
	LG Corp.	72,463	5,814
	Samsung Fire & Marine Insurance Co. Ltd.	34,020	5,717
	AMOREPACIFIC Group	74,061	4,263
	Hyundai Motor Co.	13,883	2,691
	Hana Financial Group Inc.	67,620	2,558
	S-1 Corp.	30,908	2,232
	KT Corp. ADR	178,277	2,218
	Hankook Tire & Technology Co. Ltd.	41,655	1,813
	KT Corp.	53,325	1,333
	GS Home Shopping Inc.	9,895	1,316
	AMOREPACIFIC Group Preference Shares	4,993	179
			107,735
Spain (0.1%)
	Fluidra SA	60,307	1,726
	Viscofan SA	19,674	1,360
	CaixaBank SA	419,091	1,301
*,1	Gestamp Automocion SA	174,446	886
	Acerinox SA	66,538	872
*	Ferrovial SA	17,058	446
			6,591
Sweden (1.4%)
	Atlas Copco AB Class B	766,468	39,946
	Epiroc AB Class B	1,464,161	30,501
*	Spotify Technology SA	69,845	18,715
^	Svenska Handelsbanken AB Class A	1,380,152	15,004
	Assa Abloy AB Class B	165,439	4,761
*	Sandvik AB	97,828	2,677
*	Nordic Entertainment Group AB Class B	29,643	1,318
	Swedish Match AB	16,166	1,261
	Getinge AB	42,568	1,182
*,^	Modern Times Group MTG AB Class B	40,395	586
			115,951
Switzerland (2.1%)
	Nestle SA	536,054	59,757
	Cie Financiere Richemont SA (XVTX)	529,152	50,811
	Novartis AG	301,394	25,763
	Roche Holding AG	73,072	23,671
	Geberit AG	5,851	3,724
	Cie Financiere Richemont SA (XJSE)	283,387	2,737

7

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2021

			Market Value
		Shares	($000)
	Adecco Group AG	39,369	2,655
	ABB Ltd.	77,177	2,348
	Logitech International SA	17,259	1,810
*	Sonova Holding AG	5,318	1,410
	Helvetia Holding AG	4,228	496
	UBS Group AG	26,538	411
*	Cie Financiere Richemont SA Warrants Exp. 11/22/2023	566,774	21
			175,614
Taiwan (1.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	5,386,577	113,437
	Giant Manufacturing Co. Ltd.	925,469	11,187
	Merida Industry Co. Ltd.	687,547	8,436
	Delta Electronics Inc.	809,488	8,256
	Uni-President Enterprises Corp.	1,833,000	4,707
	Chroma ATE Inc.	600,000	3,997
	King Slide Works Co. Ltd.	341,267	3,947
	Teco Electric and Machinery Co. Ltd.	3,133,190	3,561
	PChome Online Inc.	993,510	3,018
			160,546
Thailand (0.1%)
	Kasikornbank PCL (Foreign)	1,417,700	6,593
	Major Cineplex Group PCL	6,910,200	4,963
	Thai Beverage PCL	1,850,900	1,020
			12,576
Turkey (0.0%)
*	Ulker Biskuvi Sanayi AS	525,963	1,343

United Kingdom (6.1%)
	Prudential plc	4,304,010	91,687
	Rio Tinto plc	843,252	64,330
	BHP Group plc	2,207,512	63,559
	Reckitt Benckiser Group plc	622,738	55,742
*,^	Farfetch Ltd. Class A	747,946	39,656
*	Compass Group plc	1,276,051	25,781
*,1	Wizz Air Holdings plc	294,316	19,560
	Spectris plc	388,628	17,827
*	Hays plc	6,200,139	12,775
	WPP plc	655,740	8,356
	GlaxoSmithKline plc	419,089	7,419
	BP plc	1,758,038	7,141
	Barclays plc	2,191,446	5,612
	Intertek Group plc	66,871	5,164
*	Rightmove plc	507,836	4,075
	HomeServe plc	232,824	3,855
*	Entain plc	177,974	3,722
*	Lloyds Banking Group plc	6,331,651	3,714
	3i Group plc	226,479	3,599
	Unilever plc (XLON)	55,104	3,075
*	Glencore plc	778,334	3,056
	Anglo American plc Ordinary Shares	77,199	3,039
	Diageo plc	70,720	2,905
*	SSP Group plc	551,792	2,831
	RELX plc	108,294	2,716
	Standard Chartered plc	379,421	2,613
*	ITV plc	1,513,539	2,506
	Bunzl plc	77,150	2,469
[1]	ConvaTec Group plc	831,231	2,247
	Admiral Group plc	47,875	2,046
	DCC plc	23,260	2,018
	Experian plc	56,963	1,962
*	G4S plc	571,000	1,929
*	WH Smith plc	77,379	1,917
*	DS Smith plc	333,432	1,874
*	Inchcape plc	169,595	1,760

8

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2021

			Market Value
		Shares	($000)
	St. James's Place plc	92,009	1,615
	BAE Systems plc	229,375	1,597
*	Serco Group plc	825,761	1,564
*	Rolls-Royce Holdings plc	979,745	1,423
	IG Group Holdings plc	111,957	1,390
*	easyJet plc	99,147	1,337
	HSBC Holdings plc	218,800	1,279
*,1	Auto Trader Group plc	165,937	1,269
	Tesco plc	359,812	1,136
	Jupiter Fund Management plc	284,365	1,092
	Pets at Home Group plc	169,221	965
*	Capita plc	1,549,055	931
*	Taylor Wimpey plc	374,231	930
*	Barratt Developments plc	73,934	760
*	National Express Group plc	175,715	746
*	John Wood Group plc	189,589	707
*	Pagegroup plc	104,707	679
	Close Brothers Group plc	31,726	678
*	Georgia Capital plc	80,998	646
*	Carnival plc	28,308	625
	Smith & Nephew plc	29,284	556
	Rotork plc	110,423	543
*	Provident Financial plc	169,671	508
*	Informa plc	62,893	486
*	Hiscox Ltd.	40,233	476
	British American Tobacco plc	11,999	456
	RWS Holdings plc	50,491	424
*	InterContinental Hotels Group plc	6,057	417
	Daily Mail & General Trust plc	31,328	391
*	TUI AG (XLON)	73,823	373
	Devro plc	138,602	369
	Euromoney Institutional Investor plc	27,799	365
*	International Personal Finance plc	240,067	347
	Rathbone Brothers plc	14,251	346
*	Playtech plc	18,001	110
*	Petrofac Ltd.	37,134	49
*,1	Non-Standard Finance plc	419,844	35
			512,157
United States (49.7%)
Communication Services (5.6%)
*	Alphabet Inc. Class C	65,200	134,875
*	Facebook Inc. Class A	361,978	106,614
*	Alphabet Inc. Class A	36,488	75,257
*	Zillow Group Inc. Class C	320,482	41,547
	Electronic Arts Inc.	231,668	31,361
*	Netflix Inc.	48,006	25,043
*	IAC/InterActiveCorp	102,202	22,107
	Activision Blizzard Inc.	180,348	16,772
*	Eventbrite Inc. Class A	545,359	12,085
	Omnicom Group Inc.	56,642	4,200
			469,861
Consumer Discretionary (6.2%)
*	Booking Holdings Inc.	52,403	122,091
*	Amazon.com Inc.	34,117	105,561
*	Tesla Inc.	95,508	63,793
*	AutoZone Inc.	34,837	48,921
*	CarMax Inc.	270,897	35,937
	Service Corp. International	650,435	33,205
*	Chegg Inc.	299,309	25,639
	TJX Cos. Inc.	379,957	25,134
*	Wayfair Inc.	74,029	23,301
*,^	DoorDash Inc. Class A	162,969	21,370
*	Visteon Corp.	96,831	11,808

9

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2021

			Market Value
		Shares	($000)
*,1	Samsonite International SA	212,100	412
			517,172
Consumer Staples (3.7%)
	Archer-Daniels-Midland Co.	1,086,912	61,954
	Estee Lauder Cos. Inc. Class A	176,252	51,263
	Hershey Co.	258,310	40,854
	Bunge Ltd.	511,419	40,540
	Procter & Gamble Co.	190,004	25,732
	Kimberly-Clark Corp.	166,966	23,217
	Coca-Cola Co.	367,820	19,388
	PepsiCo Inc.	122,850	17,377
	Colgate-Palmolive Co.	171,555	13,524
	Costco Wholesale Corp.	36,685	12,931
	PriceSmart Inc.	35,882	3,471
			310,251
Energy (0.6%)
	EOG Resources Inc.	425,122	30,834
*	NOV Inc.	1,119,393	15,358
*	TechnipFMC plc	23,945	183
			46,375
Financials (9.1%)
	Moody's Corp.	309,442	92,403
	Wells Fargo & Co.	1,644,745	64,260
	Arthur J Gallagher & Co.	440,186	54,922
*	Markel Corp.	47,561	54,201
	Travelers Cos. Inc.	339,375	51,042
	American Express Co.	285,144	40,331
	S&P Global Inc.	105,221	37,129
	First Republic Bank	192,441	32,090
	Charles Schwab Corp.	448,811	29,254
*	Berkshire Hathaway Inc. Class B	110,275	28,172
	Hartford Financial Services Group Inc.	393,307	26,269
	Willis Towers Watson plc	93,421	21,382
	Aon plc Class A	85,121	19,587
	Bank of New York Mellon Corp.	388,449	18,370
	Loews Corp.	356,828	18,298
	M&T Bank Corp.	120,440	18,260
	Progressive Corp.	183,632	17,557
	Interactive Brokers Group Inc.	235,034	17,167
	Citigroup Inc.	229,585	16,702
	US Bancorp	282,408	15,620
*,^	Oscar Health Inc. Class A	563,817	15,155
	Aflac Inc.	291,744	14,931
	CME Group Inc.	72,026	14,710
*	Alleghany Corp.	22,172	13,886
	MarketAxess Holdings Inc.	25,618	12,756
	Chubb Ltd.	79,823	12,610
*	LendingTree Inc.	46,523	9,909
			766,973
Health Care (7.4%)
	Anthem Inc.	282,748	101,492
	Johnson & Johnson	553,405	90,952
	Merck & Co. Inc.	770,093	59,366
	Thermo Fisher Scientific Inc.	83,629	38,167
*	Waters Corp.	134,038	38,090
*	Teladoc Health Inc.	194,097	35,277
*	Alnylam Pharmaceuticals Inc.	248,583	35,097
*	ABIOMED Inc.	107,192	34,165
	ResMed Inc.	171,363	33,248
*	Moderna Inc.	249,282	32,644
*	Illumina Inc.	78,707	30,228
*	Novocure Ltd.	198,082	26,183
*	Exact Sciences Corp.	157,126	20,706

10

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2021

			Market Value
		Shares	($000)
	Baxter International Inc.	198,560	16,747
*	Globus Medical Inc.	246,397	15,195
*	STAAR Surgical Co.	95,707	10,089
			617,646
Industrials (5.0%)
*	FTI Consulting Inc.	334,046	46,803
*	SiteOne Landscape Supply Inc.	213,939	36,528
	CH Robinson Worldwide Inc.	339,001	32,351
	Wabtec Corp.	398,919	31,578
	United Parcel Service Inc. Class B	181,026	30,773
*	Axon Enterprise Inc.	209,120	29,783
*	Lyft Inc. Class A	456,006	28,810
*	KAR Auction Services Inc.	1,585,445	23,782
	Fastenal Co.	442,519	22,250
	Union Pacific Corp.	95,130	20,968
*	Stericycle Inc.	287,178	19,387
*	CoStar Group Inc.	23,578	19,378
	Expeditors International of Washington Inc.	162,866	17,539
	Healthcare Services Group Inc.	611,100	17,129
	PACCAR Inc.	142,777	13,267
	3M Co.	51,005	9,828
	Otis Worldwide Corp.	138,811	9,502
	Raytheon Technologies Corp.	111,896	8,646
			418,302
Information Technology (8.9%)
	Oracle Corp.	1,430,849	100,403
	Microsoft Corp.	362,044	85,359
	Mastercard Inc. Class A	232,027	82,613
	Texas Instruments Inc.	320,746	60,618
	Teradyne Inc.	387,894	47,199
	Intel Corp.	732,283	46,866
*	Trade Desk Inc. Class A	63,960	41,680
*	Cloudflare Inc. Class A	493,768	34,692
	Broadridge Financial Solutions Inc.	225,020	34,451
*	Twilio Inc. Class A	70,340	23,969
	Analog Devices Inc.	147,369	22,854
	Maxim Integrated Products Inc.	243,092	22,211
	Paychex Inc.	216,133	21,185
*	PayPal Holdings Inc.	82,580	20,054
	Applied Materials Inc.	147,925	19,763
	Dolby Laboratories Inc. Class A	182,257	17,992
*	Datadog Inc. Class A	204,843	17,072
	TE Connectivity Ltd.	129,204	16,681
	Automatic Data Processing Inc.	83,174	15,676
*	Arista Networks Inc.	36,420	10,995
*	Snowflake Inc. Class A	28,873	6,620
			748,953
Materials (1.8%)
	Martin Marietta Materials Inc.	214,826	72,143
	Albemarle Corp.	247,402	36,148
	Linde plc	71,417	20,007
	PPG Industries Inc.	83,057	12,480
*	Axalta Coating Systems Ltd.	364,088	10,770
*	Freeport-McMoRan Inc.	113,710	3,744
			155,292
Real Estate (1.4%)
*	CBRE Group Inc. Class A	611,854	48,404
	Weyerhaeuser Co.	606,952	21,607
*	Howard Hughes Corp.	192,647	18,327
	Rayonier Inc.	476,131	15,355

11

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2021

				Market Value
			Shares	($000)
^	Tanger Factory Outlet Centers Inc.		674,370	10,203
				113,896
				4,164,721
Total Common Stocks (Cost $5,040,443)				7,959,532

		Coupon
Temporary Cash Investment (5.8%)
Money Market Fund (5.8%)
[2,3]	Vanguard Market Liquidity Fund (Cost $485,977)	0.081%	4,860,234	486,024
Total Investments (100.7%) (Cost $5,526,420)				8,445,556
Other Assets and Liabilities—Net (-0.7%)				(57,203)
Net Assets (100%)				8,388,353

Cost is in $000.
*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $64,273,000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate value of these securities was $201,849,000, representing 2.4% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $68,488,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

12

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© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA1292 052021

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications filed herewith.

(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD HORIZON FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2021

VANGUARD HORIZON FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: May 19, 2021

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference